UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06637

The UBS Funds
(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL		60606-2807
(Address of principal executive offices)		(Zip code)

Mark F. Kemper UBS Asset Management (Americas) Inc. One North Wacker Drive Chicago, IL 60606
(Name and address of agent for service)

Copy to: Bruce Leto, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code:		312-525-7100

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2018

Item 1.  Schedule of Investments

UBS Dynamic Alpha Fund

Industry diversification – September 30, 2018 (unaudited)1,2

Corporate bonds	Percentage of net assets
Advertising	0.07%
Aerospace & defense	0.22
Agriculture	1.30
Airlines	0.16
Auto manufacturers	0.51
Banks	10.92
Beverages	0.75
Biotechnology	0.38
Chemicals	1.09
Commercial banks	0.79
Commercial services	0.55
Computers	0.40
Cosmetics & personal care	0.08
Diversified financial services	0.44
Electric	4.62
Electronics	0.09
Engineering & construction	0.26
Food	0.39
Gas	1.24
Healthcare-products	0.46
Healthcare-services	0.87
Household products/wares	0.21
Insurance	3.92
Internet	0.76
Investment company security	0.26
Iron & steel	0.13
Machinery-constr & mining	0.10
Media	1.59
Mining	0.53
Miscellaneous manufacturers	0.56
Oil & gas	1.95
Oil & gas services	0.14
Pharmaceuticals	2.04
Pipelines	1.56
Real estate	1.49
Real estate investment trusts	0.65
Retail	0.26
Savings & loans	0.16
Semiconductors	0.40
Software	0.55
Telecommunications	2.53
Transportation	0.90
Water	1.25
Total corporate bonds	47.53%
Collateralized mortgage obligation	0.00 †
Collateralized debt obligation	0.00 †
Non-US government obligation	0.25
Exchange traded fund	4.95
Short-term investments	40.97
Total investments	93.70%
Other assets in excess of liabilities	6.30
Net assets	100.00%

† Amount represents less than 0.005%.

1 Figures represent the breakdown of direct investments of UBS Dynamic Alpha Fund. Figures would be different if a breakdown of the underlying investment companies and exchange traded funds was included.

2 The Fund’s portfolio is actively managed and its composition will vary over time.

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—47.53%
Australia—2.37%
APT Pipelines Ltd.
4.200%, due 03/23/25[2]		20,000	19,780
Aurizon Network Pty. Ltd.
2.000%, due 09/18/24[2]	EUR	100,000	120,459
Australia & New Zealand Banking Group Ltd.
4.500%, due 03/19/24[2]		200,000	199,405
Australia Pacific Airports Melbourne Pty. Ltd.
1.750%, due 10/15/24[2]	EUR	150,000	180,780
Commonwealth Bank of Australia
(fixed, converts to FRN on 10/03/24), 1.936%, due 10/03/29[2]	EUR	100,000	114,061
2.050%, due 09/18/20[3]		60,000	58,564
Mirvac Group Finance Ltd.
3.625%, due 03/18/27[2]		270,000	247,499
Optus Finance Pty. Ltd.
4.625%, due 10/15/19[2]		100,000	101,105
Origin Energy Finance Ltd.
5.450%, due 10/14/21[2]		115,000	119,085
Scentre Group Trust 1
2.375%, due 04/28/21[2]		80,000	77,192
SGSP Australia Assets Pty. Ltd.
3.250%, due 07/29/26[2]		200,000	185,550
Telstra Corp. Ltd.
4.800%, due 10/12/21[2]		60,000	61,733
Westpac Banking Corp.
2.800%, due 01/11/22		40,000	39,095
(fixed, converts to FRN on 09/21/27), 5.000%, due 09/21/27[4]		120,000	106,709
Total Australia corporate bonds			1,631,017

Belgium—0.51%
AG Insurance SA
(fixed, converts to FRN on 06/30/27), 3.500%, due 06/30/47[2]	EUR	100,000	117,481
Anheuser-Busch InBev SA/NV
1.500%, due 03/17/25[2]	EUR	100,000	119,698

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Belgium—(concluded)
RESA SA
1.000%, due 07/22/26[2]	EUR	100,000	113,494
Total Belgium corporate bonds			350,673

Bermuda—0.31%
Bacardi Ltd.
2.750%, due 07/03/23[2]	EUR	170,000	209,898

British Virgin Islands—0.28%
Sinopec Capital 2013 Ltd.
3.125%, due 04/24/23[2]		200,000	192,276

Canada—1.32%
Bell Canada, Inc.
4.750%, due 09/29/44	CAD	40,000	31,890
Canadian Natural Resources Ltd.
2.950%, due 01/15/23		55,000	53,053
3.850%, due 06/01/27		60,000	58,404
Series GMTN,
4.950%, due 06/01/47		20,000	20,710
Cenovus Energy, Inc.
4.250%, due 04/15/27		70,000	67,639
Nexen Energy ULC
6.400%, due 05/15/37		80,000	96,780
Royal Bank of Canada
1.650%, due 07/15/21	CAD	230,000	172,267
Suncor Energy, Inc.
6.500%, due 06/15/38		90,000	111,053
TELUS Corp.
3.750%, due 01/17/25	CAD	45,000	35,155
Toronto Dominion Bank/The
2.045%, due 03/08/21	CAD	230,000	174,983
Yamana Gold, Inc.
4.950%, due 07/15/24		90,000	88,722
Total Canada corporate bonds			910,656

Cayman Islands—0.95%
Alibaba Group Holding Ltd.
3.400%, due 12/06/27		200,000	186,419
Phoenix Group Holdings
4.125%, due 07/20/22[2]	GBP	150,000	197,052
Vale Overseas Ltd.
6.250%, due 08/10/26		80,000	86,898
XLIT Ltd.
5.250%, due 12/15/43		45,000	48,398

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Cayman Islands—(concluded)
Yorkshire Water Finance PLC
(fixed, converts to FRN on 03/22/23), 3.750%, due 03/22/46[2]	GBP	100,000	134,277
Total Cayman Islands corporate bonds			653,044

Curacao—0.06%
Teva Pharmaceutical Finance IV BV
3.650%, due 11/10/21		40,000	38,741

Czech Republic—0.18%
NET4GAS sro
2.500%, due 07/28/21[2]	EUR	100,000	122,259

Denmark—0.24%
Ap Moller Maersk A/S
1.750%, due 03/16/26[2]	EUR	100,000	113,562
Orsted A/S
(fixed, converts to FRN on 11/06/20), 3.000%, due 11/06/15[2]	EUR	40,000	48,185
Total Denmark corporate bonds			161,747

Finland—0.40%
Elenia Finance OYJ
2.875%, due 12/17/20[2]	EUR	100,000	122,501
Teollisuuden Voima OYJ
2.500%, due 03/17/21[2]	EUR	125,000	150,927
Total Finland corporate bonds			273,428

France—2.72%
AXA SA
(fixed, converts to FRN on 05/28/29), 3.250%, due 05/28/49[2]	EUR	100,000	113,769
(fixed, converts to FRN on 07/06/27), 3.375%, due 07/06/47[2]	EUR	100,000	118,643
Banque Federative du Credit Mutuel SA
3.000%, due 09/11/25[2]	EUR	100,000	123,474
BNP Paribas SA
1.000%, due 04/17/24[2]	EUR	100,000	114,283
1.250%, due 03/19/25[2]	EUR	200,000	228,249
BPCE SA
1.375%, due 03/23/26[2]	EUR	100,000	113,558
Credit Agricole SA
1.375%, due 03/13/25[2]	EUR	200,000	230,375
Credit Logement SA
3 mo. Euribor + 1.150%, 0.831%, due 12/16/18[2,4,5]	EUR	100,000	105,148
Electricite de France SA
6.950%, due 01/26/39[3]		50,000	61,203

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
France—(concluded)
Engie SA
(fixed, converts to FRN on 07/10/21), 4.750%, due 07/10/21[2,4]	EUR	100,000	126,845
RTE Reseau de Transport d’Electricite SADIR
1.000%, due 10/19/26[2]	EUR	100,000	114,239
SCOR SE
(fixed, converts to FRN on 03/13/29), 5.250%, due 03/13/29[2,4]		200,000	174,000
TDF Infrastructure SAS
2.875%, due 10/19/22[2]	EUR	100,000	124,499
Transport et Infrastructures Gaz France SA
2.200%, due 08/05/25[2]	EUR	100,000	123,171
Total France corporate bonds			1,871,456

Germany—0.79%
ADLER Real Estate AG
3.000%, due 04/27/26[2]	EUR	100,000	113,402
Allianz SE
(fixed, converts to FRN on 10/24/23), 4.750%, due 10/24/23[2,4]	EUR	100,000	130,851
Deutsche Bank AG
3.150%, due 01/22/21		155,000	151,453
Henkel AG & Co. KGaA
1.500%, due 09/13/19[2]		150,000	148,009
Total Germany corporate bonds			543,715

Hong Kong—0.28%
CNAC HK Finbridge Co. Ltd.
3.500%, due 07/19/22[2]		200,000	193,494

Ireland—0.98%
Aquarius & Investments PLC for Swiss Reinsurance Co. Ltd.
(fixed, converts to FRN on 09/01/19), 6.375%, due 09/01/24[2]		200,000	203,832
Fresenius Finance Ireland PLC
0.875%, due 01/31/22[2]	EUR	30,000	35,324
1.500%, due 01/30/24[2]	EUR	50,000	59,450
GAS Networks Ireland
1.375%, due 12/05/26[2]	EUR	120,000	140,565
GE Capital International Funding Co., Unlimited Co.
4.418%, due 11/15/35		200,000	187,454

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Ireland—(concluded)
Shire Acquisitions Investments Ireland DAC
3.200%, due 09/23/26		50,000	46,144
Total Ireland corporate bonds			672,769

Italy—0.58%
Autostrade per l’Italia SpA
1.125%, due 11/04/21[2]	EUR	100,000	112,769
CDP Reti SpA
1.875%, due 05/29/22[2]	EUR	155,000	176,969
Italgas SpA
1.625%, due 01/19/27[2]	EUR	100,000	112,417
Total Italy corporate bonds			402,155

Japan—0.30%
Mitsubishi UFJ Financial Group, Inc.
2.665%, due 07/25/22		60,000	57,867
Sumitomo Mitsui Financial Group, Inc.
2.934%, due 03/09/21		40,000	39,459
3.102%, due 01/17/23		110,000	107,022
Total Japan corporate bonds			204,348

Jersey—0.40%
AA Bond Co. Ltd.
2.875%, due 01/31/22[2]	GBP	174,000	219,396
HSBC Bank Capital Funding Sterling 2 LP
(fixed, converts to FRN on 04/07/20), 5.862%, due 04/07/20[4]	GBP	40,000	54,352
Total Jersey corporate bonds			273,748

Luxembourg—0.95%
ADO Properties SA
1.500%, due 07/26/24[2]	EUR	100,000	112,867
Allergan Funding SCS
2.125%, due 06/01/29	EUR	100,000	113,981
3.450%, due 03/15/22		70,000	69,555
4.750%, due 03/15/45		20,000	19,415
Aroundtown SA
1.000%, due 01/07/25[2]	EUR	100,000	110,111
Dream Global Funding I Sarl
1.375%, due 12/21/21[2]	EUR	200,000	230,978
Total Luxembourg corporate bonds			656,907

Mexico—0.62%
Mexichem SAB de CV
5.500%, due 01/15/48[3]		200,000	183,750

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Mexico—(concluded)
Mexico City Airport Trust
5.500%, due 07/31/47[2]		200,000	178,502
Petroleos Mexicanos
5.500%, due 02/24/25[2]	EUR	50,000	65,463
Total Mexico corporate bonds			427,715

Netherlands—3.54%
Argentum Netherlands BV for Swiss Life AG
(fixed, converts to FRN on 06/16/25), 4.375%, due 06/16/25[2,4]	EUR	100,000	125,054
Bharti Airtel International Netherlands BV
4.000%, due 12/10/18[2]	EUR	100,000	116,843
Cooperatieve Rabobank UA
(fixed, converts to FRN on 06/29/20), 5.500%, due 06/29/20[2,4]	EUR	250,000	305,530
Deutsche Telekom International Finance BV
0.625%, due 04/03/23[2]	EUR	30,000	34,880
6.500%, due 04/08/22[2]	GBP	40,000	60,382
ELM BV for Swiss Reinsurance Co. Ltd.
(fixed, converts to FRN on 09/01/25), 2.600%, due 09/01/25[2,4]	EUR	130,000	153,927
Iberdrola International BV
(fixed, converts to FRN on 05/22/23), 1.875%, due 05/22/23[2,4]	EUR	100,000	112,256
(fixed, converts to FRN on 03/26/24), 2.625%, due 03/26/24[2,4]	EUR	100,000	115,045
ING Bank NV
(fixed, converts to FRN on 11/21/18), 4.125%, due 11/21/23[2]		210,000	210,255
ING Groep NV
1.125%, due 02/14/25[2]	EUR	100,000	113,546
Mylan NV
3.125%, due 11/22/28[2]	EUR	180,000	213,202
Redexis Gas Finance BV
1.875%, due 04/27/27[2]	EUR	100,000	110,311
Ren Finance BV
2.500%, due 02/12/25[2]	EUR	180,000	222,117
Shell International Finance BV
4.375%, due 05/11/45		130,000	134,793
Teva Pharmaceutical Finance Netherlands II BV
1.125%, due 10/15/24[2]	EUR	100,000	103,388
Teva Pharmaceutical Finance Netherlands III BV
2.800%, due 07/21/23		75,000	66,770
Volkswagen International Finance NV
1.125%, due 10/02/23[2]	EUR	100,000	115,912

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Netherlands—(concluded)
Vonovia Finance BV
(fixed, converts to FRN on 12/17/21), 4.000%, due 12/17/21[2,4]	EUR	100,000	123,321
Total Netherlands corporate bonds			2,437,532

Poland—0.16%
Tauron Polska Energia SA
2.375%, due 07/05/27[2]	EUR	100,000	113,521

Portugal—0.17%
Galp Gas Natural Distribuicao SA
1.375%, due 09/19/23[2]	EUR	100,000	117,111

Singapore—0.45%
DBS Group Holdings Ltd.
(fixed, converts to FRN on 04/11/23), 1.500%, due 04/11/28[2]	EUR	100,000	115,658
(fixed, converts to FRN on 09/07/21), 3.600%, due 09/07/21[2,4]		200,000	193,000
Total Singapore corporate bonds			308,658

Spain—1.33%
Aigues de Barcelona Finance SAU
1.944%, due 09/15/21[2]	EUR	175,000	209,689
Banco Santander SA
3.250%, due 04/04/26[2]	EUR	100,000	121,073
4.000%, due 01/19/23[2]	AUD	200,000	144,562
Canal de Isabel II Gestion SA
1.680%, due 02/26/25[2]	EUR	100,000	116,242
FCC Aqualia SA
1.413%, due 06/08/22[2]	EUR	150,000	176,315
Telefonica Emisiones SAU
5.213%, due 03/08/47		150,000	145,499
Total Spain corporate bonds			913,380

Sweden—0.16%
Fastighets AB Balder
1.875%, due 01/23/26[2]	EUR	100,000	113,487

United Kingdom—6.26%
Anglian Water Services Financing PLC
4.500%, due 02/22/26[2]	GBP	100,000	140,696
Arqiva Financing PLC
4.882%, due 12/31/32[2,6]	GBP	125,667	180,295
Barclays Bank PLC
6.625%, due 03/30/22[2]	EUR	50,000	67,653
9.500%, due 08/07/21[2]	GBP	80,000	122,744

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
United Kingdom—(continued)
Barclays PLC
(fixed, converts to FRN on 10/06/22), 2.375%, due 10/06/23[2]	GBP	100,000	127,517
(fixed, converts to FRN on 11/11/20), 2.625%, due 11/11/25[2]	EUR	100,000	117,611
BAT International Finance PLC
0.875%, due 10/13/23[2]	EUR	200,000	230,521
BP Capital Markets PLC
3.497%, due 11/09/20	CAD	240,000	188,221
BUPA Finance PLC
(fixed, converts to FRN on 09/16/20), 6.125%, due 09/16/20[4]	GBP	45,000	62,026
Cadent Finance PLC
2.750%, due 09/22/46[2]	GBP	100,000	114,371
Diageo Capital PLC
3.875%, due 04/29/43		50,000	47,629
HSBC Holdings PLC
5.100%, due 04/05/21		150,000	155,834
Imperial Brands Finance PLC
2.950%, due 07/21/20[3]		305,000	301,999
Lloyds Banking Group PLC
(fixed, converts to FRN on 11/07/27), 3.574%, due 11/07/28		220,000	201,434
Nationwide Building Society
(fixed, converts to FRN on 07/25/24), 2.000%, due 07/25/29[2]	EUR	100,000	113,295
Prudential PLC
(fixed, converts to FRN on 07/20/35), 5.000%, due 07/20/55[2]	GBP	100,000	136,353
Royal Bank of Scotland Group PLC
3.875%, due 09/12/23		200,000	194,321
(fixed, converts to FRN on 06/25/23), 4.519%, due 06/25/24		200,000	199,403
6.100%, due 06/10/23		80,000	83,293
Scottish Widows Ltd.
5.500%, due 06/16/23[2]	GBP	100,000	142,258
Sky PLC
2.500%, due 09/15/26[2]	EUR	150,000	186,484
SSE PLC
(fixed, converts to FRN on 09/10/20), 3.875%, due 09/10/20[2,4]	GBP	100,000	131,638
Standard Chartered PLC
(fixed, converts to FRN on 03/15/23), 3.885%, due 03/15/24[2]		200,000	195,422
State Grid Europe Development 2014 PLC,
Series A, 1.500%, due 01/26/22[2]	EUR	125,000	148,463

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
United Kingdom—(concluded)
Tesco Property Finance 4 PLC
5.801%, due 10/13/40[2]	GBP	137,053	205,176
Thames Water Utilities Finance Ltd.
5.125%, due 09/28/37[2]	GBP	50,000	80,270
Virgin Money Holdings UK PLC
(fixed, converts to FRN on 04/24/25), 3.375%, due 04/24/26[2]	GBP	100,000	128,070
Vodafone Group PLC
4.375%, due 02/19/43	25,000		22,448
Wales & West Utilities Finance PLC
(fixed, converts to FRN on 12/17/18), 6.750%, due 12/17/36	GBP	50,000	65,773
Western Power Distribution West Midlands PLC
5.750%, due 04/16/32[2]	GBP	100,000	167,295
WPP Finance 2010
3.750%, due 09/19/24	50,000		48,239
Total United Kingdom corporate bonds			4,306,752

United States—21.22%
21st Century Fox America, Inc.
6.200%, due 12/15/34	120,000		147,668
ABB Finance USA, Inc.
2.875%, due 05/08/22	70,000		68,691
Abbott Laboratories
3.750%, due 11/30/26	70,000		69,779
4.900%, due 11/30/46	90,000		97,611
AbbVie, Inc.
1.375%, due 05/17/24	EUR	100,000	117,904
2.900%, due 11/06/22	50,000		48,565
4.250%, due 11/14/28	80,000		78,803
4.400%, due 11/06/42	60,000		55,468
4.875%, due 11/14/48	55,000		54,120
Aetna, Inc.
3.500%, due 11/15/24	75,000		73,314
Albemarle Corp.
5.450%, due 12/01/44	70,000		72,962
Alphabet, Inc.
1.998%, due 08/15/26	180,000		162,123
Altria Group, Inc.
4.250%, due 08/09/42	160,000		148,239
Amazon.com, Inc.
2.800%, due 08/22/24	180,000		173,819
American Airlines Pass-Through Trust,
Series 2014-1, Class B,
4.375%, due 10/01/22	62,775		62,373

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
United States—(continued)
American Express Co.
3.400%, due 02/27/23	115,000	113,199
Amgen, Inc.
4.400%, due 05/01/45	40,000	38,660
Andeavor Logistics LP
3.500%, due 12/01/22	30,000	29,533
4.250%, due 12/01/27	30,000	29,296
Anheuser-Busch InBev Worldwide, Inc.
3.750%, due 01/15/22	100,000	100,775
Apache Corp.
4.250%, due 01/15/44	120,000	106,853
Apple, Inc.
3.850%, due 08/04/46	130,000	124,454
AT&T, Inc.
3.000%, due 02/15/22	80,000	78,342
4.750%, due 05/15/46	140,000	127,711
5.000%, due 03/01/21	100,000	103,498
5.550%, due 08/15/41	80,000	80,838
AXA Equitable Holdings, Inc.
3.900%, due 04/20/23[3]	50,000	49,626
Baltimore Gas & Electric Co.
3.500%, due 08/15/46	60,000	52,732
Bank of America Corp.
3.875%, due 08/01/25	460,000	457,025
BAT Capital Corp.
3.557%, due 08/15/27[3]	50,000	46,537
Berkshire Hathaway, Inc.
3.125%, due 03/15/26	50,000	48,217
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, due 01/15/24	160,000	155,167
Burlington Northern Santa Fe LLC
3.000%, due 03/15/23	80,000	78,639
5.400%, due 06/01/41	60,000	68,612
Capital One Financial Corp.
3.200%, due 02/05/25	120,000	112,872
Celgene Corp.
3.875%, due 08/15/25	100,000	98,464
CF Industries, Inc.
5.150%, due 03/15/34	60,000	57,150
Charter Communications Operating LLC/Charter Communications Operating Capital
4.464%, due 07/23/22	80,000	81,325
4.500%, due 02/01/24	80,000	80,336
5.375%, due 05/01/47	40,000	38,131

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
United States—(continued)
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.300%, due 05/01/23[3]	155,000	152,930
Citigroup, Inc.
3.875%, due 10/25/23	320,000	322,269
4.600%, due 03/09/26	40,000	40,247
4.650%, due 07/23/48	145,000	146,424
Comcast Corp.
4.750%, due 03/01/44	20,000	19,915
Consumers Energy Co.
3.250%, due 08/15/46	30,000	25,605
CVS Health Corp.
3.350%, due 03/09/21	55,000	54,895
4.300%, due 03/25/28	90,000	89,112
5.050%, due 03/25/48	50,000	51,082
5.125%, due 07/20/45	90,000	92,409
Dell International LLC
8.350%, due 07/15/46[3]	120,000	148,996
Dominion Energy, Inc.,
Series D,
2.850%, due 08/15/26	40,000	36,398
DTE Energy Co.
6.375%, due 04/15/33	80,000	94,094
Duke Energy Carolinas LLC
4.000%, due 09/30/42	80,000	77,371
Eaton Corp.
4.150%, due 11/02/42	60,000	56,917
Elanco Animal Health, Inc.
4.272%, due 08/28/23[3]	50,000	50,137
Eli Lilly & Co.
3.100%, due 05/15/27	20,000	19,256
Enable Midstream Partners LP
3.900%, due 05/15/24[6]	60,000	58,090
Energy Transfer Partners LP
6.000%, due 06/15/48	70,000	74,525
6.050%, due 06/01/41	110,000	114,957
EnLink Midstream Partners LP
4.400%, due 04/01/24	80,000	77,657
Enterprise Products Operating LLC
4.850%, due 03/15/44	50,000	50,886
ERAC USA Finance LLC
5.625%, due 03/15/42[3]	40,000	43,676
ERP Operating LP
3.375%, due 06/01/25	70,000	68,182

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
United States—(continued)
Exelon Corp.
3.400%, due 04/15/26	55,000		52,603
Exxon Mobil Corp.
3.567%, due 03/06/45	30,000		28,013
FedEx Corp.
4.550%, due 04/01/46	20,000		19,574
Fifth Third Bancorp
2.600%, due 06/15/22	70,000		67,396
Five Corners Funding Trust
4.419%, due 11/15/23[3]	100,000		102,604
Freeport-McMoRan, Inc.
3.550%, due 03/01/22	100,000		97,250
3.875%, due 03/15/23	100,000		96,742
General Electric Co.
2.125%, due 05/17/37	EUR	100,000	106,537
4.125%, due 10/09/42	30,000		26,710
4.375%, due 09/16/20	40,000		40,864
6.750%, due 03/15/32	50,000		60,428
General Motors Financial Co., Inc.
3.200%, due 07/06/21	80,000		79,036
4.350%, due 04/09/25	160,000		157,116
Gilead Sciences, Inc.
2.050%, due 04/01/19	40,000		39,874
4.750%, due 03/01/46	30,000		30,878
4.800%, due 04/01/44	55,000		56,550
Glencore Funding LLC
2.500%, due 01/15/19[3]	9,000		8,986
4.125%, due 05/30/23[3]	70,000		69,915
Goldman Sachs Group, Inc./The
2.000%, due 07/27/23[2]	EUR	300,000	363,748
5.150%, due 05/22/45	60,000		61,141
Halfmoon Parent, Inc.
3.400%, due 09/17/21[3]	65,000		64,755
4.375%, due 10/15/28[3]	70,000		69,757
4.900%, due 12/15/48[3]	50,000		49,937
Hartford Financial Services Group, Inc./The
4.300%, due 04/15/43	60,000		56,775
4.400%, due 03/15/48	90,000		86,711
HCP, Inc.
3.875%, due 08/15/24	70,000		68,432
Home Depot, Inc./The
4.875%, due 02/15/44	40,000		44,208
Honeywell International, Inc.
1.800%, due 10/30/19	60,000		59,411

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
United States—(continued)
Illinois Tool Works, Inc.
2.650%, due 11/15/26	100,000		92,484
JPMorgan Chase & Co.
3.200%, due 01/25/23	540,000		532,129
3.625%, due 12/01/27	120,000		113,105
Kinder Morgan, Inc.
3.150%, due 01/15/23	140,000		136,162
5.625%, due 11/15/23[3]	30,000		32,009
Kraft Heinz Foods Co.
4.875%, due 02/15/25[3]	50,000		50,806
5.000%, due 06/04/42	80,000		76,278
Kroger Co./The
3.700%, due 08/01/27	100,000		95,738
3.875%, due 10/15/46	20,000		16,653
4.650%, due 01/15/48	30,000		28,227
Liberty Mutual Group, Inc.
2.750%, due 05/04/26	EUR	140,000	172,283
4.250%, due 06/15/23[3]	100,000		101,090
Lincoln National Corp.
3.800%, due 03/01/28	110,000		106,131
Lowe’s Cos., Inc.
4.250%, due 09/15/44	70,000		69,032
Marathon Oil Corp.
3.850%, due 06/01/25	70,000		68,399
Medtronic, Inc.
4.625%, due 03/15/45	30,000		31,721
Merck & Co., Inc.
3.700%, due 02/10/45	20,000		19,059
Metropolitan Life Global Funding I
1.250%, due 09/17/21[2]	EUR	100,000	119,503
Microsoft Corp.
2.400%, due 08/08/26	50,000		46,079
3.500%, due 11/15/42	50,000		46,520
3.700%, due 08/08/46	90,000		86,248
Molson Coors Brewing Co.
3.000%, due 07/15/26	40,000		36,273
Monongahela Power Co.
5.400%, due 12/15/43[3]	40,000		46,729
Morgan Stanley
2.500%, due 04/21/21	328,000		320,442
Series GMTN,
4.000%, due 07/23/25	90,000		89,658
4.350%, due 09/08/26	70,000		69,407
6.375%, due 07/24/42	40,000		49,813

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
United States—(continued)
Mosaic Co./The
3.250%, due 11/15/22	60,000	58,586
4.050%, due 11/15/27	30,000	29,009
MPLX LP
5.200%, due 03/01/47	60,000	60,035
NBCUniversal Media LLC
4.375%, due 04/01/21	180,000	184,402
Oncor Electric Delivery Co. LLC
3.700%, due 11/15/28[3]	9,000	8,990
ONEOK, Inc.
7.500%, due 09/01/23	80,000	91,208
Oracle Corp.
2.400%, due 09/15/23	130,000	124,069
Pacific Gas & Electric Co.
6.050%, due 03/01/34	130,000	146,331
PacifiCorp
6.000%, due 01/15/39	80,000	98,946
Philip Morris International, Inc.
4.250%, due 11/10/44	50,000	47,137
Phillips 66
4.650%, due 11/15/34	50,000	50,653
Phillips 66 Partners LP
4.680%, due 02/15/45	35,000	33,117
PPL Capital Funding, Inc.
4.700%, due 06/01/43	90,000	89,599
Procter & Gamble Co./The
2.450%, due 11/03/26	60,000	55,569
QUALCOMM, Inc.
3.250%, due 05/20/27	90,000	84,582
4.300%, due 05/20/47	40,000	37,680
Reynolds American, Inc.
4.450%, due 06/12/25	70,000	70,487
5.700%, due 08/15/35	45,000	48,010
Roche Holdings, Inc.
2.625%, due 05/15/26[2]	200,000	186,061
Rowan Cos., Inc.
7.875%, due 08/01/19	30,000	30,900
Schlumberger Holdings Corp.
3.000%, due 12/21/20[3]	100,000	99,208
Sempra Energy
6.000%, due 10/15/39	70,000	80,372
Southern Co./The
3.250%, due 07/01/26	80,000	74,579
4.400%, due 07/01/46	30,000	28,528

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2018 (unaudited)

Face amount[1]	Value ($)
Corporate bonds—(continued)
United States—(continued)
Southwestern Electric Power Co.
6.200%, due 03/15/40	105,000	124,952
SunTrust Banks, Inc.
2.700%, due 01/27/22	110,000	107,018
Swiss Re Treasury US Corp.
4.250%, due 12/06/42[3]	50,000	48,586
Teachers Insurance & Annuity Association of America
4.900%, due 09/15/44[3]	40,000	42,544
Thermo Fisher Scientific, Inc.
2.875%, due 07/24/37	EUR	100,000	118,123
Time Warner Cable LLC
4.500%, due 09/15/42	60,000	51,137
5.000%, due 02/01/20	150,000	152,963
Union Pacific Corp.
4.050%, due 11/15/45	40,000	37,909
United Airlines Pass-Through Trust,
Series 2016-1, Class B,
3.650%, due 01/07/26	47,859	45,974
United Technologies Corp.
3.350%, due 08/16/21	50,000	49,928
3.950%, due 08/16/25	55,000	54,651
4.625%, due 11/16/48	50,000	50,003
Valero Energy Corp.
4.900%, due 03/15/45	70,000	71,235
Verizon Communications, Inc.
2.875%, due 01/15/38	EUR	110,000	127,847
2.946%, due 03/15/22	190,000	186,963
3.376%, due 02/15/25	50,000	48,631
5.250%, due 03/16/37	30,000	31,947
5.500%, due 03/16/47	150,000	163,508
Virginia Electric & Power Co.,
Series C,
4.000%, due 11/15/46	60,000	56,656
VMware, Inc.
3.900%, due 08/21/27	80,000	75,640
Walgreens Boots Alliance, Inc.
3.800%, due 11/18/24	70,000	69,105
Walt Disney Co./The
1.850%, due 07/30/26	30,000	26,369
Wells Fargo & Co.
2.100%, due 07/26/21	100,000	96,286
2.625%, due 07/22/22	110,000	106,224
3.069%, due 01/24/23	130,000	126,848
Williams Cos., Inc./The
4.300%, due 03/04/24	80,000	80,690

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
United States—(continued)
4.550%, due 06/24/24	20,000	20,314
4.900%, due 01/15/45	40,000	38,858

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(concluded)
United States—(concluded)
Xcel Energy, Inc.
4.800%, due 09/15/41	100,000	103,773
Total United States corporate bonds		14,606,130
Total corporate bonds (cost—$33,474,594)		32,706,617

Collateralized debt obligation—0.00%†
Cayman Islands—0.00%†
LNR CDO IV Ltd.,
Series 2006-1A, Class FFX,
7.592%, due 05/28/43[3,7,8]
(cost—$8,094,565)	8,000,000	0

Collateralized mortgage obligation—0.00%†
United States—0.00%†
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-7, Class B11,
4.246%, due 04/25/35[9]
(cost—$12,214)	99,497	2,847

Non-US government obligation—0.25%
Italy—0.25%
Italy Buoni Poliennali Del Tesoro
1.350%, due 04/15/22 (cost—$165,604)	EUR 150,000	170,220

	Number of Shares
Exchange traded fund—4.95%
iShares Edge MSCI Minimum Volatility Emerging Markets ETF (cost—$3,076,899)	57,500	3,409,750

Short-term investments—40.97%
Investment company—4.11%
State Street Institutional U.S. Government Money Market Fund	2,825,970	2,825,970

Face amount[1]
U.S. treasury obligations—36.86%
US Treasury Bills
2.012%, due 10/18/18[10]	13,000,000	12,987,308

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Face amount[1]	Value ($)
Short-term investments—(concluded)
U.S. treasury obligations—(concluded)
US Treasury Bills
2.281%, due 02/28/19[10]	12,500,000	12,381,315
Total U.S. treasury obligations (cost—$25,372,025)		25,368,623
Total short-term investments (cost—$28,197,995)		28,194,593
Total investments (cost—$73,021,871)—93.70%		64,484,027
Other assets in excess of liabilities—6.30%		4,332,251
Net assets—100.00%		$68,816,278

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
Index futures buy contracts:

26	CAD	S&P TSX 60 Index Futures	December 2018	3,806,388	3,825,773	19,385
2	EUR	DAX Index Futures	December 2018	701,479	710,650	9,171
294	EUR	EURO STOXX 600 Bank Index Futures	December 2018	2,661,033	2,665,935	4,902
14	EUR	FTSE MIB Index Futures	December 2018	1,707,986	1,680,818	(27,168)
17	GBP	FTSE 100 Index Futures	December 2018	1,610,442	1,658,844	48,402
36	JPY	TOPIX Index Futures	December 2018	5,369,808	5,758,669	388,861
75	USD	MSCI Emerging Markets E-Mini Index Futures	December 2018	3,874,163	3,936,375	62,212
26	USD	NASDAQ 100 E-Mini Index Futures	December 2018	3,948,517	3,980,730	32,213
Interest rate futures buy contracts:
3	CAD	Canada Government Bond 10 Year Futures	December 2018	311,162	308,024	(3,138)
US Treasury futures buy contracts:
21	USD	US Treasury Note 5 Year Futures	December 2018	2,376,804	2,362,008	(14,796)
				26,367,782	26,887,826	520,044

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2018 (unaudited)

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
Futures contracts—(concluded)

Index futures sell contracts:
27	AUD	ASX SPI 200 Index Futures	December 2018	(2,996,351)	(3,022,199)	(25,848)
39	EUR	CAC 40 Index Futures	October 2018	(2,486,245)	(2,485,699)	546
62	EUR	EURO STOXX 50 Index Futures	December 2018	(2,403,584)	(2,438,136)	(34,552)
19	USD	S&P 500 E-Mini Index Futures	December 2018	(2,764,775)	(2,773,050)	(8,275)
Interest rate futures sell contracts:
36	EUR	German Euro Bund Futures	December 2018	(6,703,441)	(6,637,075)	66,366
16	GBP	United Kingdom Long Gilt Bond Futures	December 2018	(2,547,248)	(2,522,132)	25,116
US Treasury futures sell contracts:
20	USD	Ultra Long US Treasury Bond Futures	December 2018	(3,187,643)	(3,085,625)	102,018
7	USD	US Treasury Note 10 Year Futures	December 2018	(841,849)	(831,469)	10,380
				(23,931,136)	(23,795,385)	135,751
						655,795

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2018 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
BB	CLP	1,580,700,000	USD	2,433,981	10/23/18	29,783
BB	INR	155,490,000	USD	2,242,412	10/23/18	102,814
BB	KRW	8,943,000,000	USD	7,964,342	10/23/18	(101,435)
BB	MYR	9,594,000	USD	2,338,631	10/23/18	21,485
BB	SEK	19,786,133	USD	2,155,000	10/23/18	(75,115)
BB	USD	2,264,214	COP	6,494,898,000	10/23/18	(71,698)
BB	USD	6,357,496	MXN	123,100,000	10/23/18	198,959
BOA	CHF	2,245,000	USD	2,260,801	10/23/18	(31,019)
BOA	USD	3,452,243	SEK	30,530,000	10/23/18	(11,176)
CITI	BRL	1,610,000	USD	414,020	10/23/18	15,962
CITI	EUR	9,705,000	USD	11,349,288	10/23/18	62,807
CITI	HKD	4,095,000	USD	522,491	10/23/18	(747)
CITI	JPY	36,222,219	NZD	495,000	10/23/18	8,866
CITI	NZD	6,790,000	USD	4,581,213	10/23/18	79,901
CITI	USD	216,805	EUR	185,000	10/23/18	(1,658)
CITI	USD	867,259	SEK	7,860,000	10/23/18	18,650
CSI	USD	378,050	EUR	325,000	10/23/18	(90)
GSI	CNY	7,870,000	USD	1,174,031	10/23/18	30,297
GSI	COP	6,494,898,000	USD	2,120,520	10/23/18	(71,996)
GSI	NZD	3,094,147	EUR	1,745,000	10/23/18	(21,853)
GSI	TRY	3,864,623	USD	540,000	10/23/18	(91,376)
GSI	TWD	14,400,000	USD	474,590	10/23/18	2,334
GSI	USD	2,325,243	CLP	1,580,700,000	10/23/18	78,954
GSI	USD	2,239,199	INR	155,490,000	10/23/18	(99,600)
GSI	USD	2,284,756	NOK	18,700,000	10/23/18	14,851
GSI	USD	2,117,652	TRY	10,655,000	10/23/18	(376,909)
JPMCB	TRY	6,790,377	USD	1,046,670	10/23/18	(62,696)
JPMCB	USD	2,155,000	CAD	2,832,745	10/23/18	39,191
JPMCB	USD	180,619	EUR	155,000	10/23/18	(361)
JPMCB	USD	430,463	HKD	3,375,000	10/23/18	778
JPMCB	USD	6,125,496	JPY	687,400,000	10/23/18	(66,314)
MSCI	AUD	3,740,000	USD	2,760,225	10/23/18	56,448
MSCI	CAD	7,210,000	USD	5,468,037	10/23/18	(116,693)
MSCI	GBP	4,025,000	USD	5,264,142	10/23/18	13,083
MSCI	MXN	41,921,431	USD	2,155,000	10/23/18	(77,786)
MSCI	SGD	3,370,000	USD	2,464,338	10/23/18	(2,037)
MSCI	USD	2,849,690	KRW	3,210,000,000	10/23/18	45,440
MSCI	USD	2,367,252	MYR	9,594,000	10/23/18	(50,106)
MSCI	USD	2,451,810	SGD	3,370,000	10/23/18	14,566
						(495,496)

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2018 (unaudited)

Credit default swap agreements on corporate issues — sell protection11

Counterparty	Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio (%)[12]	Upfront payments received($)	Value($)	Unrealized appreciation($)
JPMCB	Teck Resources Ltd. bond, 3.150%, due 3/20/20	USD	90	03/20/20	Quarterly	1.000	2,134	1,272	3,406

Centrally cleared credit default swap agreements on credit indices — buy protection13

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[12] (%)	Upfront payments received($)	Value($)	Unrealized depreciation ($)
CDX North America Investment Grade 31 Index	USD	15,000	12/20/23	Quarterly	1.000	275,356	(292,705)	(17,349)
iTraxx Europe Series 30 Index	EUR	7,000	12/20/23	Quarterly	1.000	133,768	(135,031)	(1,263)
						409,124	(427,736)	(18,612)

Centrally cleared credit default swap agreements on credit indices — sell protection11

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[12] (%)	Upfront payments made($)	Value($)	Unrealized appreciation($)
CDX North America High Yield 31 Index	USD	1,800	12/20/23	Quarterly	5.000	(130,119)	132,369	2,250
iTraxx Europe Crossover Series 30 Index	EUR	700	12/20/23	Quarterly	5.000	(90,910)	91,320	410
						(221,029)	223,689	2,660

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2018 (unaudited)

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Corporate bonds	—	32,706,617	—	32,706,617
Collateralized debt obligation	—	—	0	0
Collateralized mortgage obligation	—	2,847	—	2,847
Non-US government obligation	—	170,220	—	170,220
Exchange traded fund	3,409,750	—	—	3,409,750
Short-term investments	—	28,194,593	—	28,194,593
Futures contracts	769,572	—	—	769,572
Forward foreign currency contracts	—	835,169	—	835,169
Swap agreements	—	224,961	—	224,961
Total	4,179,322	62,134,407	0	66,313,729

Liabilities
Futures contracts	(113,777)	—	—	(113,777)
Forward foreign currency contracts	—	(1,330,665)	—	(1,330,665)
Swap agreements	—	(427,736)	—	(427,736)
Total	(113,777)	(1,758,401)	—	(1,872,178)

At September 30, 2018, there were no transfers between Level 1 and Level 2. At June 30, 2018, $38,046 and $(538,903) of futures contracts were classified within Level 2 of the fair value hierarchy pursuant to the Fund’s fair valuation procedures for foreign portfolio holdings.

Level 3 rollforward disclosure

The following is a rollforward of the Fund’s investments that was valued using unobservable inputs for the period ended September 30, 2018:

Assets	Collateralized debt obligation
Beginning balance	$0
Purchases	—
Sales	—
Accrued discounts/(premiums)	(330)
Total realized gain/(loss)	—
Net change in unrealized appreciation/depreciation	330
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance	$0

The change in net unrealized appreciation (depreciation) relating to the Level 3 investments held at September 30, 2018 was $330.

Portfolio footnotes

†                               Amount represents less than 0.005%.

1                               In US dollars unless otherwise indicated.

2                               Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

3                               Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $1,893,334, represented 2.75% of the Fund’s net assets at period end.

4                               Perpetual investment. Date shown reflects the next call date.

5                               Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

6                               Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.

7                               Illiquid investment at period end. Illiquid assets, in the amount of $0, represented 0.00% of the Fund’s net assets at period end.

8                               Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

9                               Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

10                        Rate shown is the discount rate at the date of purchase unless otherwise noted.

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2018 (unaudited)

11                        If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

12                        Payments made or received are based on the notional amount.

13                        If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

UBS Global Allocation Fund

Industry diversification – September 30, 2018 (unaudited) 1,2

Common stocks	Percentage of net assets
Aerospace & defense	0.60%
Airlines	0.53
Auto components	0.95
Automobiles	0.34
Banks	3.59
Biotechnology	0.97
Building products	0.53
Chemicals	1.29
Commercial services & supplies	0.51
Communications equipment	0.14
Construction & engineering	0.13
Consumer finance	1.07
Distributors	0.22
Diversified financial services	1.03
Diversified telecommunication services	0.77
Electric utilities	0.13
Electrical equipment	0.33
Electronic equipment, instruments & components	0.29
Energy equipment & services	0.20
Entertainment	1.12
Equity real estate investment trusts	0.37
Food & staples retailing	1.05
Food products	0.40
Health care equipment & supplies	0.84
Health care providers & services	0.85
Hotels, restaurants & leisure	0.49
Household durables	1.14
Industrial conglomerates	0.15
Insurance	2.07
Interactive media & services	1.29
Internet & direct marketing retail	2.07
IT services	1.62
Life sciences tools & services	0.21
Machinery	1.80
Marine	0.11
Media	0.16
Metals & mining	1.08
Multi-utilities	0.34
Multiline retail	0.19
Oil, gas & consumable fuels	2.57
Personal products	0.46
Pharmaceuticals	2.84
Professional services	0.16
Real estate management & development	0.15
Road & rail	0.29
Semiconductors & semiconductor equipment	2.64
Software	2.80
Specialty retail	0.76
Technology hardware, storage & peripherals	0.78
Textiles, apparel & luxury goods	0.18
Tobacco	0.89
Trading companies & distributors	0.67
Wireless telecommunication services	0.16
Total common stocks	46.32%
Non-US government obligations	5.59
U.S. treasury obligations	7.01
Investment company	7.00
Exchange traded funds	9.68
Short-term investment	20.26
Option purchased	0.16
Total investments	96.02%
Other assets in excess of liabilities	3.98
Net assets	100.00%

1 Figures represent the breakdown of direct investments of UBS Global Allocation Fund. Figures would be different if a breakdown of the underlying investment companies and exchange traded funds was included.

2 The Fund’s portfolio is actively managed and its composition will vary over time.

UBS Global Allocation Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—46.32%
Australia—0.56%
Insurance Australia Group Ltd.	88,698	469,324
Rio Tinto Ltd.	9,281	528,383
Wesfarmers Ltd.	19,063	686,917
Total Australia common stocks		1,684,624

Austria—0.39%
Erste Group Bank AG*	28,363	1,178,267

Belgium—0.07%
Galapagos NV*	1,958	221,468

Bermuda—0.66%
Jardine Matheson Holdings Ltd.	7,300	458,075
Marvell Technology Group Ltd.	42,250	815,425
Norwegian Cruise Line Holdings Ltd.*	12,270	704,666
Total Bermuda common stocks		1,978,166

Canada—1.32%
Canadian Natural Resources Ltd.	21,959	717,431
Enerplus Corp.	34,366	424,370
Entertainment One Ltd.	77,032	414,867
Husky Energy, Inc.	60,622	1,064,458
Paramount Resources Ltd., Class A*	20,621	241,548
Toronto-Dominion Bank/The	18,247	1,108,820
Total Canada common stocks		3,971,494

Cayman Islands—0.25%
Alibaba Group Holding Ltd., ADR*	3,180	523,937
Tencent Holdings Ltd., ADR	5,801	236,913
Total Cayman Islands common stocks		760,850

Denmark—0.11%
AP Moller - Maersk A/S, Class B	242	339,853

Finland—0.25%
Sampo Oyj, Class A	14,543	753,078

France—1.21%
Publicis Groupe SA	7,992	477,689
Sanofi	20,158	1,791,845
Thales SA	6,745	958,158

UBS Global Allocation Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
France—(concluded)
Valeo SA	9,164	397,931
Total France common stocks		3,625,623

Germany—1.57%
Deutsche Telekom AG (Registered)	89,272	1,439,170
Infineon Technologies AG	28,241	641,685
LANXESS AG	11,236	822,914
SAP SE	9,080	1,117,488
thyssenkrupp AG	26,989	681,236
Total Germany common stocks		4,702,493

Hong Kong—0.63%
AIA Group Ltd.	169,117	1,510,060
Power Assets Holdings Ltd.	56,500	393,346
Total Hong Kong common stocks		1,903,406

Ireland—1.04%
Allegion PLC	10,353	937,671
Allergan PLC	7,890	1,502,887
Ryanair Holdings PLC, ADR*	7,192	690,720
Total Ireland common stocks		3,131,278

Italy—0.71%
Autogrill SpA	37,000	378,253
Banca Mediolanum SpA	147,512	1,003,636
Mediobanca Banca di Credito Finanziario SpA	74,449	743,721
Total Italy common stocks		2,125,610

Japan—5.15%
Chiyoda Corp.	48,900	398,103
Inpex Corp.	76,900	959,050
ITOCHU Corp.	49,800	911,671
Katitas Co. Ltd.	14,500	442,198
Makita Corp.	13,600	681,077
MINEBEA MITSUMI, Inc.	43,900	795,934
Nabtesco Corp.	17,400	462,489
Nintendo Co. Ltd.	1,600	583,841
ORIX Corp.	68,900	1,117,002
Otsuka Holdings Co. Ltd.	24,400	1,229,879
Shin-Etsu Chemical Co. Ltd.	10,800	956,715
Sony Corp.	35,800	2,194,885
Sumitomo Electric Industries Ltd.	41,000	643,038

UBS Global Allocation Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
Sumitomo Mitsui Financial Group, Inc.	23,700	956,594
Takeda Pharmaceutical Co. Ltd.	21,700	928,390
Tokyo Electron Ltd.	2,300	315,992
Toyota Industries Corp.	14,300	845,767
Toyota Motor Corp.	16,500	1,030,342
Total Japan common stocks		15,452,967

Jersey—0.50%
Aptiv PLC	11,628	975,589
Glencore PLC*	121,379	524,768
Total Jersey common stocks		1,500,357

Netherlands—1.48%
ABN AMRO Group NV CVA[1]	43,659	1,188,688
ASR Nederland NV	24,751	1,179,948
Koninklijke Ahold Delhaize NV	29,725	681,616
NXP Semiconductors NV	5,166	441,693
Unilever NV CVA	16,775	934,196
Total Netherlands common stocks		4,426,141

Norway—0.67%
Equinor ASA	24,933	703,072
Telenor ASA	44,676	873,347
Yara International ASA	9,023	443,126
Total Norway common stocks		2,019,545

Spain—0.21%
Banco Santander SA	124,837	628,396

Switzerland—0.48%
Nestle SA (Registered)	6,228	519,233
Novartis AG (Registered)	10,568	908,850
Total Switzerland common stocks		1,428,083

United Kingdom—4.38%
Anglo American PLC	40,671	913,372
Ashtead Group PLC	34,661	1,100,967
Babcock International Group PLC	67,386	635,018
Barclays PLC	276,768	619,678
BP PLC	210,038	1,613,289
British American Tobacco PLC	25,053	1,170,486
Centrica PLC	500,398	1,010,287

UBS Global Allocation Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
United Kingdom—(concluded)
GlaxoSmithKline PLC	47,366	948,772
HSBC Holdings PLC	130,444	1,138,799
LivaNova PLC*	9,800	1,214,906
Sage Group PLC/The	122,252	934,389
Sensata Technologies Holding NV*	7,714	382,229
Spectris PLC	15,053	465,585
Tesco PLC	320,754	1,002,534
Total United Kingdom common stocks		13,150,311

United States—24.68%
Abbott Laboratories	8,610	631,630
Activision Blizzard, Inc.	6,170	513,282
Adobe Systems, Inc.*	2,158	582,552
AGCO Corp.	11,277	685,529
Alexion Pharmaceuticals, Inc.*	4,859	675,450
Alnylam Pharmaceuticals, Inc.*	4,028	352,531
Alphabet, Inc., Class A*	1,309	1,580,068
Amazon.com, Inc.*	2,388	4,783,164
American Express Co.	19,701	2,097,960
Anthem, Inc.	2,446	670,326
Apple, Inc.	6,898	1,557,155
Arista Networks, Inc.*	1,629	433,086
Ashland Global Holdings, Inc.	7,941	665,932
Autodesk, Inc.*	4,259	664,873
Bio-Rad Laboratories, Inc., Class A*	1,974	617,842
Bluebird Bio, Inc.*	1,095	159,870
Booking Holdings, Inc.*	236	468,224
Broadcom, Inc.	5,668	1,398,466
Caterpillar, Inc.	3,652	556,893
Cirrus Logic, Inc.*	9,775	377,315
Coherus Biosciences, Inc.*	10,761	177,557
Concho Resources, Inc.*	4,635	707,996
Cooper Cos., Inc./The	2,423	671,534
Delta Air Lines, Inc.	15,322	886,071
Diamondback Energy, Inc.	1,536	207,652
Dollar General Corp.	5,088	556,118
Eastman Chemical Co.	4,850	464,242
Electronic Arts, Inc.*	3,667	441,837
Estee Lauder Cos., Inc./The, Class A	3,038	441,482
Expedia Group, Inc.	3,352	437,369
Facebook, Inc., Class A*	12,561	2,065,782

UBS Global Allocation Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
United States—(continued)
First Republic Bank	2,884	276,864
Gardner Denver Holdings, Inc.*	40,920	1,159,673
GoDaddy, Inc., Class A*	5,380	448,638
Halliburton Co.	14,948	605,842
Hess Corp.	15,230	1,090,163
Home Depot, Inc./The	4,535	939,425
Incyte Corp.*	10,113	698,606
Ironwood Pharmaceuticals, Inc.*	22,954	423,731
Jabil, Inc.	14,652	396,776
Johnson & Johnson	8,714	1,204,013
JPMorgan Chase & Co.	15,334	1,730,289
Laboratory Corp. of America Holdings*	3,403	591,033
Lam Research Corp.	2,699	409,438
Lexicon Pharmaceuticals, Inc.*	18,493	197,320
LKQ Corp.*	21,006	665,260
Marsh & McLennan Cos., Inc.	17,836	1,475,394
Masco Corp.	17,774	650,528
Mastercard, Inc., Class A	826	183,876
MetLife, Inc.	17,769	830,168
Michaels Cos., Inc./The*	33,909	550,343
Microchip Technology, Inc.	5,341	421,458
Micron Technology, Inc.*	19,470	880,628
Microsoft Corp.	20,666	2,363,570
Mohawk Industries, Inc.*	2,419	424,172
Mondelez International, Inc., Class A	16,077	690,668
MSA Safety, Inc.	5,213	554,872
Newell Brands, Inc.	39,237	796,511
Nike, Inc., Class B	6,512	551,697
NVIDIA Corp.	2,406	676,134
Parker-Hannifin Corp.	3,256	598,876
Philip Morris International, Inc.	18,487	1,507,430
Rockwell Automation, Inc.	3,291	617,128
salesforce.com, Inc.*	10,125	1,610,179
ServiceNow, Inc.*	3,548	694,095
Sherwin-Williams Co./The	1,122	510,746
Simon Property Group, Inc.	6,274	1,108,930
Skyworks Solutions, Inc.	4,771	432,777
Spirit AeroSystems Holdings, Inc., Class A	9,083	832,639
Square, Inc., Class A*	4,449	440,496
Steel Dynamics, Inc.	12,960	585,662
Stericycle, Inc.*	6,021	353,312

UBS Global Allocation Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
Synchrony Financial	35,716	1,110,053
T-Mobile US, Inc.*	6,871	482,207
Take-Two Interactive Software, Inc.*	3,514	484,897
Teradyne, Inc.	10,773	398,386
TJX Cos., Inc./The	7,114	796,910
Ultimate Software Group, Inc./The*	1,341	432,057
Union Pacific Corp.	5,439	885,632
UnitedHealth Group, Inc.	4,863	1,293,753
Universal Display Corp.	6,107	720,015
Verisk Analytics, Inc.*	4,108	495,219
Visa, Inc., Class A	15,028	2,255,553
Voya Financial, Inc.	19,401	963,648
Wabtec Corp.	4,438	465,457
Walgreens Boots Alliance, Inc.	10,612	773,615
Walt Disney Co./The	7,965	931,427
Wells Fargo & Co.	23,196	1,219,182
Western Digital Corp.	13,167	770,796
Worldpay, Inc., Class A*	15,096	1,525,564
Yum! Brands, Inc.	4,328	393,458
Total United States common stocks		74,106,977
Total common stocks (cost—$120,392,772)		139,088,987

	Face amount[2]
Non-US government obligations—5.59%
Australia—0.28%
Commonwealth of Australia
2.250%, due 05/21/28[3]	AUD	130,000	90,551
4.500%, due 04/15/20[3]	AUD	625,000	468,909
4.500%, due 04/21/33[3]	AUD	122,000	105,558
5.500%, due 04/21/23[3]	AUD	230,000	189,560
			854,578
Austria—0.07%
Republic of Austria
1.200%, due 10/20/25[1,3]	EUR	47,000	57,771

UBS Global Allocation Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Face amount [2]		Value ($)
Non-US government obligations—(continued)
Austria—(concluded)
3.150%, due 06/20/44[1,3]	EUR	86,000	139,676
			197,447
Belgium—0.09%
Kingdom of Belgium
3.750%, due 06/22/45[3]	EUR	161,000	271,988

Canada—0.35%
Government of Canada
1.500%, due 06/01/23	CAD	1,100,000	820,667
2.250%, due 06/01/25	CAD	206,000	158,089
2.750%, due 12/01/64	CAD	82,000	69,956
			1,048,712
Finland—0.03%
Republic of Finland
0.500%, due 04/15/26[1,3]	EUR	85,000	99,152

France—0.64%
France Government Bond OAT
0.500%, due 05/25/26[3]	EUR	952,000	1,108,226
2.500%, due 05/25/30[3]	EUR	336,000	458,145
3.250%, due 05/25/45[3]	EUR	216,000	343,079
			1,909,450
Germany—0.16%
Federal Republic of Germany
1.500%, due 05/15/23[3]	EUR	270,000	337,725
2.500%, due 08/15/46[3]	EUR	100,000	156,940
			494,665
Ireland—0.02%
Republic of Ireland
2.000%, due 02/18/45[3]	EUR	48,000	58,291

Italy—0.95%
Italy Buoni Poliennali Del Tesoro
1.600%, due 06/01/26	EUR	950,000	1,012,567
1.650%, due 03/01/32[1,3]	EUR	60,000	58,296
2.550%, due 09/15/41[3]	EUR	370,095	454,493
3.250%, due 09/01/46[1,3]	EUR	215,000	235,301
4.000%, due 02/01/37[3]	EUR	309,000	386,554
4.250%, due 02/01/19[3]	EUR	560,000	658,771

UBS Global Allocation Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Face amount[2]		Value ($)
Non-US government obligations—(concluded)
Italy—(concluded)
4.750%, due 09/01/44[1,3]	EUR	25,000	34,115
			2,840,097
Japan—1.06%
Japan Government Five Year Bond
0.100%, due 12/20/19	JPY	155,000,000	1,367,839
Japan Government Thirty Year Bond
0.300%, due 06/20/46	JPY	41,000,000	312,512
Japan Government Twenty Year Bond
0.400%, due 03/20/36	JPY	176,350,000	1,517,057
			3,197,408
Netherlands—0.08%
Kingdom of the Netherlands
2.750%, due 01/15/47[1,3]	EUR	139,000	226,235

New Zealand—0.99%
New Zealand Government Bond
2.000%, due 09/20/25[3,4]	NZD	3,985,281	2,985,929

Spain—0.80%
Kingdom of Spain
1.450%, due 10/31/27[1,3]	EUR	120,000	140,160
3.450%, due 07/30/66[1,3]	EUR	10,000	13,353
3.750%, due 10/31/18	EUR	920,000	1,071,518
4.200%, due 01/31/37[1,3]	EUR	44,000	67,367
4.800%, due 01/31/24[1,3]	EUR	640,000	903,600
5.150%, due 10/31/44[1,3]	EUR	110,000	194,189
			2,390,187
United Kingdom—0.07%
United Kingdom Gilt
3.500%, due 01/22/45[3]	GBP	120,000	206,446
Total non-US government obligations (cost—$16,898,656)			16,780,585

U.S. treasury obligations—7.01%
US Treasury Bonds
2.250%, due 08/15/46	230,000		189,831
2.500%, due 02/15/46	590,000		514,683
2.750%, due 11/15/42	543,000		502,296
2.750%, due 08/15/47	430,000		393,601
2.875%, due 05/15/43	1,045,000		987,688
2.875%, due 08/15/45	50,000		47,059

UBS Global Allocation Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Face amount[2]	Value ($)
U.S. treasury obligations—(concluded)
3.000%, due 11/15/45	125,000	120,508
US Treasury Notes
1.000%, due 03/15/19	4,100,000	4,074,375
1.250%, due 03/31/21	637,000	612,465
1.375%, due 09/30/23	400,000	370,875
1.500%, due 08/15/20	3,000,000	2,928,867
1.500%, due 02/28/23	444,000	417,655
1.625%, due 12/31/19	770,000	759,743
1.750%, due 05/15/23	680,000	645,044
1.875%, due 07/31/22	2,300,000	2,213,121
1.875%, due 10/31/22	3,490,000	3,349,037
2.000%, due 11/30/22	1,575,000	1,517,660
2.500%, due 05/15/24	1,440,000	1,404,675
Total U.S. treasury obligations (cost—$21,702,068)		21,049,183

	Number of Shares
Exchange traded funds—9.68%
iShares iBoxx $ Investment Grade Corporate Bond ETF	127,600	14,665,068
iShares JPMorgan USD Emerging Markets Bond ETF	133,700	14,414,197
Total exchange traded funds (cost—$30,860,257)		29,079,265

Investment company—7.00%
UBS Emerging Markets Equity Opportunity Fund*,5 (cost—$23,342,123)	2,334,212	21,031,253

Short-term investments—20.26%
Investment company—9.99%
State Street Institutional U.S. Government Money Market Fund	29,989,950	29,989,950

Face amount[2]
U.S. treasury obligations—10.27%
US Treasury Bills
2.281%, due 02/28/19[6]	15,000,000	14,857,578

UBS Global Allocation Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Face amount[2]	Value ($)
Short-term investments—(concluded)
U.S. treasury obligations—(concluded)
US Treasury Bills
2.012%, due 10/18/18[6]	16,000,000	15,984,379
Total U.S. treasury obligations (cost—$30,846,060)		30,841,957
Total short-term investments (cost—$60,836,010)		60,831,907

	Number of Contracts	Notional Amount
Option purchased—0.16%
Call option—0.16%
S&P 500 Index, strike @ 2,975, expires 12/21/18 (cost—$618,175)	158	USD	47,005,000	477,160
Total investments (cost—$274,650,061)—96.02%				288,338,340
Other assets in excess of liabilities—3.98%				11,964,563
Net assets—100.00%				$300,302,903

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS Global Allocation Fund

Portfolio of investments – September 30, 2018 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
Index futures buy contracts:
155	EUR	EURO STOXX 50 Index Futures	December 2018	6,023,471	6,095,341	71,870
106	HKD	Hang Seng Index Futures	October 2018	7,396,194	7,490,621	94,427
56	JPY	TOPIX Index Futures	December 2018	8,639,761	8,957,930	318,169
291	USD	MSCI Emerging Markets E-Mini Index Futures	December 2018	14,947,360	15,273,135	325,775
251	USD	Russell 1000 E-Mini Index Futures	December 2018	15,696,410	15,658,635	(37,775)
Interest rate futures buy contracts:
84	AUD	Australian Bond 10 Year Futures	December 2018	7,890,461	7,823,878	(66,583)
293	CAD	Canada Government Bond 10 Year Futures	December 2018	30,494,548	30,083,738	(410,810)
46	GBP	United Kingdom Long Gilt Bond Futures	December 2018	7,337,466	7,251,129	(86,337)
US Treasury futures buy contracts:
77	USD	US Ultra Long Treasury Bond Futures	December 2018	12,311,963	11,879,656	(432,307)
				110,737,634	110,514,063	(223,571)
Index futures sell contracts:
24	CAD	S&P TSX 60 Index Futures	December 2018	(3,516,191)	(3,531,483)	(15,292)
93	EUR	CAC 40 Index Futures	October 2018	(5,928,772)	(5,927,436)	1,336
526	SEK	OMX 30 Index Futures	October 2018	(9,675,402)	(9,824,696)	(149,294)
114	USD	S&P 500 E-Mini Index Futures	December 2018	(16,508,283)	(16,638,300)	(130,017)
687	USD	SGX FTSE China A50 Index Futures	October 2018	(8,032,231)	(8,183,887)	(151,656)
Interest rate futures sell contracts:
188	EUR	German Euro Bund Futures	December 2018	(35,085,923)	(34,660,282)	425,641
21	JPY	JGB MINI 10 Year Futures	December 2018	(2,778,314)	(2,773,878)	4,436
US Treasury futures sell contracts:
202	USD	US Treasury Note 2 Year Futures	December 2018	(42,700,612)	(42,568,344)	132,268
				(124,225,728)	(124,108,306)	117,422
						(106,149)

UBS Global Allocation Fund

Portfolio of investments – September 30, 2018 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
BB	EUR	1,515,000	USD	1,788,303	10/23/18	26,425
BB	CAD	20,005,000	USD	15,172,312	10/23/18	(323,182)
BB	CLP	4,154,100,000	USD	6,396,532	10/23/18	78,271
BB	USD	486,178	GBP	370,000	10/23/18	(3,472)
BB	USD	9,810,468	COP	28,141,326,837	10/23/18	(310,658)
BB	USD	13,041,904	MXN	252,530,000	10/23/18	408,149
BOA	CHF	5,830,000	USD	5,871,033	10/23/18	(80,553)
BOA	GBP	5,565,000	USD	7,278,497	10/23/18	18,338
BOA	USD	579,676	ILS	2,100,000	10/23/18	(1,422)
CITI	COP	28,141,326,837	USD	9,028,337	10/23/18	(471,473)
CITI	EUR	6,205,000	USD	7,256,294	10/23/18	40,156
CITI	USD	1,524,497	CNY	10,455,000	10/23/18	(5,090)
CITI	USD	6,296,137	SEK	55,680,000	10/23/18	(20,387)
CITI	USD	1,513,247	HKD	11,860,000	10/23/18	2,164
CITI	USD	3,293,262	JPY	369,700,000	10/23/18	(34,491)
GSI	MXN	31,560,000	USD	1,676,258	10/23/18	(4,666)
GSI	JPY	172,100,000	USD	1,550,828	10/23/18	33,828
GSI	EUR	1,240,000	USD	1,446,724	10/23/18	4,659
GSI	CNY	18,855,000	USD	2,812,752	10/23/18	72,587
GSI	USD	6,036,094	CLP	4,154,100,000	10/23/18	282,168
GSI	USD	4,086,902	NOK	33,450,000	10/23/18	26,566
JPMCB	NZD	14,630,000	USD	9,879,026	10/23/18	180,324
JPMCB	USD	453,748	JPY	51,200,000	10/23/18	(2,438)
MSCI	USD	1,689,205	SGD	2,310,000	10/23/18	1,396
MSCI	USD	668,742	DKK	4,260,000	10/23/18	(4,326)
SSC	USD	1,500,831	CAD	1,960,000	10/23/18	17,348
SSC	USD	1,889,088	EUR	1,615,000	10/23/18	(10,915)
						(80,694)

Centrally cleared credit default swap agreements on credit indices—sell protection7

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[8](%)	Upfront payments made (received)($)	Value($)	Unrealized appreciation($)
CDX Emerging Markets Series 30 Index	USD	15,800	12/20/23	Quarterly	1.000%	729,626	(659,049)	70,577
CDX North America Investment Grade 31 Index	USD	11,000	12/20/23	Quarterly	1.000	(202,354)	214,488	12,134
iTraxx Europe Series 30 Index	EUR	17,000	12/20/23	Quarterly	1.000	(321,123)	326,552	5,429
						206,149	(118,009)	88,140

UBS Global Allocation Fund

Portfolio of investments – September 30, 2018 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	139,088,987	—	—	139,088,987
Non-US government obligations	—	16,780,585	—	16,780,585
U.S. treasury obligations	—	21,049,183	—	21,049,183
Exchange traded funds	29,079,265	—	—	29,079,265
Investment company	21,031,253	—	—	21,031,253
Short-term investments	—	60,831,907	—	60,831,907
Option purchased	477,160	—	—	477,160
Futures contracts	1,373,922	—	—	1,373,922
Forward foreign currency contracts	—	1,192,379	—	1,192,379
Swap agreements	—	541,040	—	541,040
Total	191,050,587	100,395,094	—	291,445,681

Liabilities
Futures contracts	(1,480,071)	—	—	(1,480,071)
Forward foreign currency contracts	—	(1,273,073)	—	(1,273,073)
Swap agreements	—	(659,049)	—	(659,049)
Total	(1,480,071)	(1,932,122)	—	(3,412,193)

At September 30, 2018, there were no transfers between Level 1 and Level 2. At June 30, 2018, $57,620,704 of foreign investments, $339,957 and $(394,233) of futures contracts were classified within Level 2 of the fair value hierarchy pursuant to the Fund’s fair valuation procedures for foreign portfolio holdings.

Portfolio footnotes

*                 Non-income producing security.

1                 Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $3,357,903, represented 1.12% of the Fund’s net assets at period end.

2                 In US dollars unless otherwise indicated.

3                 Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

4                 Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.

UBS Global Allocation Fund

Portfolio of investments – September 30, 2018 (unaudited)

5                 The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Funds.

Change in
net unrealized
				Net	appreciation		Net income
		Purchases	Sales	realized gain	(depreciation)		earned from
		during the	during the	during the	during the		affiliate for the
		period	period	period	period		period
	Value	ended	ended	ended	ended	Value	ended	Shares
Security description	6/30/2018	9/30/2018	9/30/2018	9/30/2018	9/30/2018	9/30/2018	9/30/2018	9/30/2018
UBS Emerging Markets Equity Opportunity Fund	$21,964,938	$—	$—	$—	$(933,685)	$21,031,253	$—	2,334,212

6                 Rate shown is the discount rate at the date of purchase unless otherwise noted.

7                 If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

8                 Payments made or received are based on the notional amount.

UBS Emerging Markets Equity Opportunity Fund

Industry diversification – September 30, 2018 (unaudited)1,2

Common stocks	Percentage of net assets
Automobiles	5.67%
Banks	17.30
Beverages	5.42
Chemicals	2.62
Diversified consumer services	3.02
Electronic equipment, instruments & components	2.51
Insurance	4.11
Interactive media & services	4.44
Internet & direct marketing retail	5.66
Media	3.74
Metals & mining	5.90
Oil, gas & consumable fuels	4.46
Paper & forest products	2.46
Personal products	3.39
Real estate management & development	2.08
Semiconductors & semiconductor equipment	9.48
Technology hardware, storage & peripherals	6.35
Wireless telecommunication services	1.99
Total common stocks	90.60%
Preferred stock	3.30
Exchange traded fund	4.22
Short-term investment	1.36
Total investments	99.48%
Other assets in excess of liabilities	0.52
Net assets	100.00%

[1]

Figures represent the breakdown of direct investments of UBS Emerging Markets Equity Opportunity Fund. Figures would be different if a breakdown of the underlying investment companies and exchange traded funds was included.

[2]	The Fund’s portfolio is actively managed and its composition will vary over time.

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—90.60%
Bermuda—2.47%
Brilliance China Automotive Holdings Ltd.	1,430,000	2,312,595

Brazil—3.56%
Vale SA	225,150	3,334,977

Cayman Islands—13.11%
Alibaba Group Holding Ltd., ADR*	32,219	5,308,402
New Oriental Education & Technology Group, Inc., ADR	7,800	577,278
TAL Education Group, ADR*	87,600	2,252,196
Tencent Holdings Ltd.	100,800	4,161,613
Total Cayman Islands common stocks		12,299,489

China—15.28%
China Construction Bank Corp., H Shares	3,466,000	3,028,408
China Vanke Co. Ltd., H Shares	590,200	1,952,670
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	563,200	2,352,465
Kweichow Moutai Co. Ltd., Class A	29,637	3,144,349
Ping An Insurance Group Co. of China Ltd., H Shares	379,500	3,853,973
Total China common stocks		14,331,865

Hong Kong—3.65%
China Mobile Ltd.	189,000	1,862,634
CNOOC Ltd.	788,000	1,560,226
Total Hong Kong common stocks		3,422,860

Hungary—1.00%
OTP Bank PLC	25,218	934,592

India—6.00%
HDFC Bank Ltd., ADR	27,800	2,615,980
Mahindra & Mahindra Ltd., GDR	256,974	3,006,596
Total India common stocks		5,622,576

Indonesia—3.38%
Bank Mandiri Persero Tbk. PT	7,014,000	3,165,396

Malaysia—1.46%
CIMB Group Holdings Berhad	944,700	1,371,909

Mexico—4.76%
Fomento Economico Mexicano SAB de CV	196,000	1,939,472

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(concluded)
Mexico—(concluded)
Grupo Financiero Banorte SAB de CV, Class O	349,000	2,523,229
Total Mexico common stocks		4,462,701

Russia—5.55%
Lukoil PJSC, ADR	34,295	2,621,510
Sberbank of Russia PJSC	833,265	2,586,112
Total Russia common stocks		5,207,622

South Africa—3.74%
Naspers Ltd., N Shares	16,246	3,505,839

South Korea—17.84%
LG Chem Ltd.	7,448	2,454,130
LG Household & Health Care Ltd.	2,767	3,182,954
POSCO	8,268	2,195,110
Samsung Electronics Co. Ltd.	142,248	5,956,655
SK Hynix, Inc.	44,696	2,945,484
Total South Korea common stocks		16,734,333

Taiwan—6.34%
Taiwan Semiconductor Manufacturing Co. Ltd.	692,000	5,949,301

United Kingdom—2.46%
Mondi PLC	84,022	2,304,181
Total common stocks (cost—$88,385,720)		84,960,236

Preferred stock—3.30%
Brazil—3.30%
Banco Bradesco SA (cost—$3,021,997)	436,200	3,096,620

Exchange traded fund—4.22%
iShares MSCI India ETF (cost—$4,026,743)	121,721	3,952,281

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Number of Shares	Value ($)
Short-term investment—1.36%
Investment company—1.36%
State Street Institutional U.S. Government Money Market Fund (cost—$1,278,206)	1,278,206	1,278,206
Total investments (cost—$96,712,666)—99.48%		93,287,343
Other assets in excess of liabilities—0.52%		492,123
Net assets—100.00%		$93,779,466

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	84,960,236	—	—	84,960,236
Preferred stock	3,096,620	—	—	3,096,620
Exchange traded fund	3,952,281	—	—	3,952,281
Short-term investment	—	1,278,206	—	1,278,206
Total	92,009,137	1,278,206	—	93,287,343

At September 30, 2018, there were no transfers between Level 1 and Level 2. At June 30, 2018, $45,053,040 of foreign investments were classified within Level 2 of the fair value hierarchy pursuant to the Fund’s fair valuation procedures for foreign portfolio holdings.

Portfolio footnotes

*                                         Non-income producing security.

UBS International Sustainable Equity Fund

Industry diversification – September 30, 2018 (unaudited)1

Common stocks	Percentage of net assets
Airlines	1.43%
Auto components	1.81
Automobiles	0.88
Banks	11.06
Biotechnology	0.83
Building products	1.19
Chemicals	8.54
Commercial services & supplies	2.18
Diversified telecommunication services	1.94
Electrical equipment	1.41
Electronic equipment, instruments & components	1.11
Energy equipment & services	1.70
Entertainment	3.29
Equity real estate investment trusts	2.29
Food & staples retailing	0.78
Food products	1.25
Health care equipment & supplies	2.79
Household durables	1.79
Household products	1.07
Insurance	9.04
IT services	0.98
Machinery	7.66
Marine	1.44
Oil, gas & consumable fuels	5.08
Personal products	4.07
Pharmaceuticals	8.96
Real estate management & development	1.22
Semiconductors & semiconductor equipment	4.02
Software	3.52
Trading companies & distributors	1.47
Water utilities	0.59
Wireless telecommunication services	1.83
Total common stocks	97.22%
Preferred stock	0.96
Short-term investment	0.76
Total investments	98.94%
Other assets in excess of liabilities	1.06
Net assets	100.00%

1 The Fund’s portfolio is actively managed and its composition will vary over time.

UBS International Sustainable Equity Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—97.22%
Australia—6.15%
Brambles Ltd.	319,105	2,514,249
Mirvac Group, REIT	1,513,423	2,636,486
Santos Ltd.	371,353	1,948,820
Total Australia common stocks		7,099,555

Brazil—0.59%
Cia de Saneamento Basico do Estado de Sao Paulo	116,600	681,084

Canada—2.38%
Entertainment One Ltd.	305,146	1,643,410
Magna International, Inc.	20,886	1,097,135
Total Canada common stocks		2,740,545

Cayman Islands—1.00%
Sino Biopharmaceutical Ltd.	1,235,000	1,151,647

China—2.03%
Ping An Insurance Group Co. of China Ltd., H Shares	231,000	2,345,897

Curacao—1.70%
Schlumberger Ltd.	32,130	1,957,360

Denmark—2.38%
AP Moller - Maersk A/S, Class B	1,187	1,666,963
Novo Nordisk A/S, Class B	22,831	1,074,919
Total Denmark common stocks		2,741,882

France—3.85%
Sanofi	20,495	1,821,801
Schneider Electric SE	20,260	1,630,136
Valeo SA	22,765	988,531
Total France common stocks		4,440,468

Germany—8.80%
Bayerische Motoren Werke AG	11,212	1,011,605
Carl Zeiss Meditec AG	31,299	2,634,630
Deutsche Telekom AG (Registered)	64,594	1,041,332
Infineon Technologies AG	45,229	1,027,682
KION Group AG	9,817	603,412
LANXESS AG	18,751	1,373,306

UBS International Sustainable Equity Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Germany—(concluded)
SAP SE	20,020	2,463,888
Total Germany common stocks		10,155,855

Hong Kong—1.22%
Sun Hung Kai Properties Ltd.	97,000	1,412,558

India—2.45%
Axis Bank Ltd., GDR[1]	32,044	1,357,063
ICICI Bank Ltd., ADR	173,390	1,472,081
Total India common stocks		2,829,144

Indonesia—2.63%
Bank Central Asia Tbk. PT	1,224,200	1,983,990
Bank Mandiri Persero Tbk. PT	2,323,600	1,048,633
Total Indonesia common stocks		3,032,623

Ireland—0.96%
Ryanair Holdings PLC, ADR*	11,500	1,104,460

Italy—1.55%
Mediobanca Banca di Credito Finanziario SpA	179,367	1,791,819

Japan—20.18%
Hino Motors Ltd.	92,900	1,017,141
Kao Corp.	25,500	2,058,942
KDDI Corp.	76,500	2,113,479
Kubota Corp.	113,600	1,930,660
Makita Corp.	27,100	1,357,147
Nabtesco Corp.	30,300	805,369
Nintendo Co. Ltd.	5,900	2,152,913
Otsuka Corp.	30,400	1,134,448
Shin-Etsu Chemical Co. Ltd.	16,500	1,461,649
Sony Corp.	33,600	2,060,004
Sumitomo Mitsui Financial Group, Inc.	63,900	2,579,171
Takeda Pharmaceutical Co. Ltd.	52,500	2,246,105
THK Co. Ltd.	44,200	1,125,034
Unicharm Corp.	37,500	1,240,319
Total Japan common stocks		23,282,381

Jersey—0.83%
Shire PLC	15,925	959,684

UBS International Sustainable Equity Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Netherlands—9.73%
ASML Holding NV	11,565	2,160,493
Koninklijke Ahold Delhaize NV	39,250	900,032
Koninklijke DSM NV	25,718	2,724,417
LyondellBasell Industries NV, Class A	22,486	2,305,040
NXP Semiconductors NV	5,867	501,628
Unilever NV CVA	47,257	2,631,732
Total Netherlands common stocks		11,223,342

Norway—3.09%
Equinor ASA	83,815	2,363,452
Telenor ASA	61,209	1,196,541
Total Norway common stocks		3,559,993

South Korea—0.82%
SK Hynix, Inc.	14,338	944,880

Sweden—3.38%
Assa Abloy AB, Class B	68,363	1,374,199
Nordea Bank AB	231,756	2,525,810
Total Sweden common stocks		3,900,009

Switzerland—4.82%
Novartis AG (Registered)	31,378	2,698,495
Zurich Insurance Group AG	9,075	2,868,418
Total Switzerland common stocks		5,566,913

Taiwan—1.25%
Uni-President Enterprises Corp.	551,000	1,438,270

United Kingdom—15.43%
Aon PLC	16,000	2,460,480
Ashtead Group PLC	53,296	1,692,887
Croda International PLC	29,313	1,987,506
easyJet PLC	31,994	547,951
GlaxoSmithKline PLC	67,286	1,347,783
LivaNova PLC*	4,700	582,659
Prudential PLC	120,218	2,756,999
Sage Group PLC/The	209,509	1,601,306
Spectris PLC	41,413	1,280,891
Tullow Oil PLC*	452,049	1,551,366

UBS International Sustainable Equity Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(concluded)
United Kingdom—(concluded)
Weir Group PLC/The	86,863	1,996,020
Total United Kingdom common stocks		17,805,848
Total common stocks (cost—$112,073,059)		112,166,217

Preferred stock—0.96%
Germany—0.96%
Jungheinrich AG (cost—$1,092,711)	28,887	1,100,088

Short-term investment—0.76%
Investment company—0.76%
State Street Institutional U.S. Government Money Market Fund (cost—$880,312)	880,312	880,312
Total investments (cost—$114,046,082)—98.94%		114,146,617
Other assets in excess of liabilities—1.06%		1,226,855
Net assets—100.00%		$115,373,472

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	112,166,217	—	—	112,166,217
Preferred stock	1,100,088	—	—	1,100,088
Short-term investment	—	880,312	—	880,312
Total	113,266,305	880,312	—	114,146,617

At September 30, 2018 there were no transfers between Level 1 and Level 2. At June 30, 2018, $67,729,121 of foreign investments were classified within Level 2 of the fair value hierarchy pursuant to the Fund’s fair valuation procedures for foreign portfolio holdings.

UBS International Sustainable Equity Fund

Portfolio of investments – September 30, 2018 (unaudited)

Portfolio footnotes

*                                         Non-income producing security.

1                                         Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

UBS U.S. Small Cap Growth Fund

Industry diversification – September 30, 2018 (unaudited)1

Common stocks	Percentage of net assets
Aerospace & defense	1.23%
Auto components	0.68
Banks	5.39
Biotechnology	10.61
Building products	0.67
Chemicals	1.39
Construction & engineering	1.19
Construction materials	0.76
Diversified consumer services	4.38
Electrical equipment	2.21
Energy equipment & services	0.33
Equity real estate investment trusts	2.20
Food & staples retailing	1.26
Health care equipment & supplies	6.39
Health care technology	5.89
Hotels, restaurants & leisure	3.95
Household durables	3.62
IT services	3.33
Life sciences tools & services	0.52
Machinery	4.51
Multiline retail	1.66
Oil, gas & consumable fuels	1.74
Paper & forest products	1.23
Pharmaceuticals	3.27
Professional services	1.53
Road & rail	1.95
Semiconductors & semiconductor equipment	4.78
Software	13.77
Specialty retail	2.09
Technology hardware, storage & peripherals	0.63
Textiles, apparel & luxury goods	1.19
Thrifts & mortgage finance	0.98
Trading companies & distributors	0.51
Total common stocks	95.84%
Exchange traded fund	1.38
Short-term investment	3.29
Total investments	100.51%
Liabilities in excess of other assets	(0.51)
Net assets	100.00%

1 The Fund’s portfolio is actively managed and its composition will vary over time.

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—95.84%
Aerospace & defense—1.23%
Mercury Systems, Inc.*	30,957	1,712,541

Auto components—0.68%
Visteon Corp.*	10,216	949,066

Banks—5.39%
BankUnited, Inc.	29,320	1,037,928
Columbia Banking System, Inc.	31,658	1,227,380
FB Financial Corp.	11,138	436,387
National Bank Holdings Corp., Class A	41,818	1,574,448
Origin Bancorp, Inc.	6,800	256,020
South State Corp.	14,989	1,229,098
Webster Financial Corp.	29,549	1,742,209
		7,503,470
Biotechnology—10.61%
Adamas Pharmaceuticals, Inc.*	30,663	613,873
AnaptysBio, Inc.*	11,595	1,156,833
Array BioPharma, Inc.*	56,386	857,067
Avrobio, Inc.*	15,533	805,697
Bluebird Bio, Inc.*	2,918	426,028
Blueprint Medicines Corp.*	13,576	1,059,743
Clovis Oncology, Inc.*	7,937	233,110
Editas Medicine, Inc.*	21,597	687,216
Exact Sciences Corp.*	25,033	1,975,604
G1 Therapeutics, Inc.*	17,334	906,395
Gritstone Oncology, Inc.*	29,900	448,500
Ligand Pharmaceuticals, Inc.*	7,073	1,941,468
Loxo Oncology, Inc.*	7,731	1,320,687
NuCana PLC, ADR*	24,900	620,508
REGENXBIO, Inc.*	12,741	961,945
Translate Bio, Inc.*	5,000	50,000
Voyager Therapeutics, Inc.*	38,140	721,609
		14,786,283
Building products—0.67%
JELD-WEN Holding, Inc.*	37,749	930,890

Chemicals—1.39%
Ingevity Corp.*	19,058	1,941,629

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Construction & engineering—1.19%
EMCOR Group, Inc.	22,160	1,664,438

Construction materials—0.76%
Summit Materials, Inc., Class A*	58,528	1,064,039

Diversified consumer services—4.38%
Adtalem Global Education, Inc.*	33,448	1,612,194
Chegg, Inc.*	92,486	2,629,377
Grand Canyon Education, Inc.*	16,504	1,861,651
		6,103,222
Electrical equipment—2.21%
Generac Holdings, Inc.*	32,092	1,810,310
Regal Beloit Corp.	15,429	1,272,121
		3,082,431
Energy equipment & services—0.33%
Patterson-UTI Energy, Inc.	27,184	465,118

Equity real estate investment trusts—2.20%
QTS Realty Trust, Inc., Class A	39,462	1,683,843
Ryman Hospitality Properties, Inc.	16,046	1,382,684
		3,066,527
Food & staples retailing—1.26%
Performance Food Group Co.*	52,853	1,760,005

Health care equipment & supplies—6.39%
Insulet Corp.*	7,901	837,111
Novocure Ltd.*	48,046	2,517,610
Nuvectra Corp.*	368	8,080
Sientra, Inc.*	80,347	1,918,686
Tactile Systems Technology, Inc.*	32,732	2,325,609
Wright Medical Group NV*	44,432	1,289,417
		8,896,513
Health care technology—5.89%
Evolent Health, Inc., Class A*	82,917	2,354,843
Tabula Rasa HealthCare, Inc.*	24,637	2,000,278
Teladoc Health, Inc.*	26,851	2,318,584

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Health care technology—(concluded)
Vocera Communications, Inc.*	41,815	1,529,592
		8,203,297
Hotels, restaurants & leisure—3.95%
Dave & Buster’s Entertainment, Inc.	14,621	968,202
Del Taco Restaurants, Inc.*	73,423	867,126
Planet Fitness, Inc., Class A*	38,225	2,065,297
Shake Shack, Inc., Class A*	25,492	1,606,251
		5,506,876
Household durables—3.62%
Century Communities, Inc.*	45,831	1,203,064
Roku, Inc.*	35,364	2,582,633
Sonos, Inc.*	78,300	1,255,932
		5,041,629
IT services—3.33%
Twilio, Inc., Class A*	14,698	1,268,144
Wix.com Ltd.*	28,182	3,373,385
		4,641,529
Life sciences tools & services—0.52%
Charles River Laboratories International, Inc.*	5,337	718,040

Machinery—4.51%
Chart Industries, Inc.*	24,918	1,951,827
Kadant, Inc.	15,656	1,688,500
Kennametal, Inc.	32,311	1,407,467
Woodward, Inc.	15,200	1,229,072
		6,276,866
Multiline retail—1.66%
Ollie’s Bargain Outlet Holdings, Inc.*	24,014	2,307,745

Oil, gas & consumable fuels—1.74%
Callon Petroleum Co.*	54,899	658,239

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Oil, gas & consumable fuels—(concluded)
Matador Resources Co.*	53,467	1,767,084
		2,425,323
Paper & forest products—1.23%
Boise Cascade Co.	46,477	1,710,354

Pharmaceuticals—3.27%
Aerie Pharmaceuticals, Inc.*	10,454	643,444
Amphastar Pharmaceuticals, Inc.*	35,270	678,595
Cymabay Therapeutics, Inc.*	68,641	760,542
Nektar Therapeutics*	11,723	714,634
Supernus Pharmaceuticals, Inc.*	16,968	854,339
WaVe Life Sciences Ltd.*	18,210	910,500
		4,562,054
Professional services—1.53%
ASGN, Inc.*	16,399	1,294,373
WageWorks, Inc.*	19,651	840,080
		2,134,453
Road & rail—1.95%
Saia, Inc.*	17,718	1,354,541
Werner Enterprises, Inc.	38,674	1,367,126
		2,721,667
Semiconductors & semiconductor equipment—4.78%
MaxLinear, Inc.*	54,475	1,082,963
Monolithic Power Systems, Inc.	9,997	1,254,923
Semtech Corp.*	34,171	1,899,908
Universal Display Corp.	20,480	2,414,592
		6,652,386
Software—13.77%
8x8, Inc.*	114,348	2,429,895
Alteryx Inc., Class A*	45,896	2,625,710
Carbon Black, Inc.*	5,700	120,726
ForeScout Technologies, Inc.*	22,300	842,048
Mimecast Ltd.*	34,600	1,449,048
Paycom Software, Inc.*	14,935	2,321,048
Proofpoint, Inc.*	17,198	1,828,663

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Software—(concluded)
SailPoint Technologies Holding, Inc.*	59,793	2,034,158
Talend SA, ADR*	14,400	1,004,256
Tenable Holdings, Inc.*	28,272	1,099,216
Upland Software, Inc.*	49,561	1,601,316
Varonis Systems, Inc.*	25,009	1,831,909
		19,187,993
Specialty retail—2.09%
Children’s Place, Inc./The	9,525	1,217,295
Dick’s Sporting Goods, Inc.	47,726	1,693,319
		2,910,614
Technology hardware, storage & peripherals—0.63%
USA Technologies, Inc.*	122,355	880,956

Textiles, apparel & luxury goods—1.19%
Steven Madden Ltd.	31,354	1,658,627

Thrifts & mortgage finance—0.98%
Essent Group Ltd.*	30,826	1,364,051

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(concluded)
Trading companies & distributors—0.51%
Beacon Roofing Supply, Inc.*	19,469	704,583
Total common stocks (cost—$95,151,191)		133,535,215

Exchange traded fund—1.38%
iShares Russell 2000 Growth ETF (cost—$1,937,525)	8,920	1,918,514

Short-term investment—3.29%
Investment company—3.29%
State Street Institutional U.S. Government Money Market Fund (cost — $4,580,770)	4,580,770	4,580,770
Total investments (cost—$101,669,486)—100.51%		140,034,499
Liabilities in excess of other assets—(0.51)%		(710,420)
Net assets—100.00%		$139,324,079

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	133,535,215	—	—	133,535,215
Exchange traded fund	1,918,514	—	—	1,918,514
Short-term investment	—	4,580,770	—	4,580,770
Total	135,453,729	4,580,770	—	140,034,499

At September 30, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*              Non-income producing security.

UBS U.S. Sustainable Equity Fund

Industry diversification – September 30, 2018 (unaudited)1

Common stocks	Percentage of net assets
Airlines	3.15%
Auto components	2.77
Banks	3.83
Biotechnology	2.00
Chemicals	2.53
Consumer finance	4.41
Diversified financial services	3.46
Electronic equipment, instruments & components	3.72
Entertainment	3.79
Equity real estate investment trusts	3.27
Food & staples retailing	2.85
Health care providers & services	4.44
Hotels, restaurants & leisure	3.97
Household durables	3.04
Insurance	6.29
Interactive media & services	3.80
Internet & direct marketing retail	5.35
IT services	3.10
Machinery	7.88
Pharmaceuticals	8.78
Semiconductors & semiconductor equipment	6.64
Software	3.56
Specialty retail	2.65
Technology hardware, storage & peripherals	3.02
Total common stocks	98.30%
Short-term investment	1.60
Total investments	99.90%
Other assets in excess of liabilities	0.10
Net assets	100.00%

1 The Fund’s portfolio is actively managed and its composition will vary over time.

UBS U.S. Sustainable Equity Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—98.30%
Airlines—3.15%
Delta Air Lines, Inc.	16,573	958,417

Auto components—2.77%
Aptiv PLC	10,070	844,873

Banks—3.83%
US Bancorp	22,081	1,166,098

Biotechnology—2.00%
Ironwood Pharmaceuticals, Inc.*	33,005	609,272

Chemicals—2.53%
Ashland Global Holdings, Inc.	9,190	770,673

Consumer finance—4.41%
American Express Co.	12,607	1,342,519

Diversified financial services—3.46%
Voya Financial, Inc.	21,219	1,053,948

Electronic equipment, instruments & components—3.72%
Jabil, Inc.	41,831	1,132,783

Entertainment—3.79%
Walt Disney Co./The	9,872	1,154,432

Equity real estate investment trusts—3.27%
Simon Property Group, Inc.	5,643	997,400

Food & staples retailing—2.85%
Walgreens Boots Alliance, Inc.	11,929	869,624

Health care providers & services—4.44%
UnitedHealth Group, Inc.	5,088	1,353,612

Hotels, restaurants & leisure—3.97%
Royal Caribbean Cruises Ltd.	9,298	1,208,182

Household durables—3.04%
Newell Brands, Inc.	45,594	925,558

Insurance—6.29%
Marsh & McLennan Cos., Inc.	7,797	644,968

UBS U.S. Sustainable Equity Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Insurance—(concluded)
Prudential Financial, Inc.	12,530	1,269,539
		1,914,507
Interactive media & services—3.80%
Facebook, Inc., Class A*	7,038	1,157,469

Internet & direct marketing retail—5.35%
Amazon.com, Inc.*	814	1,630,442

IT services—3.10%
Visa, Inc., Class A	6,288	943,766

Machinery—7.88%
AGCO Corp.	22,745	1,382,669
Gardner Denver Holdings, Inc.*	35,869	1,016,527
		2,399,196
Pharmaceuticals—8.78%
Allergan PLC	6,485	1,235,263
Johnson & Johnson	10,412	1,438,626
		2,673,889
Semiconductors & semiconductor equipment—6.64%
Lam Research Corp.	5,805	880,619
Micron Technology, Inc.*	25,261	1,142,555
		2,023,174
Software—3.56%
salesforce.com, Inc.*	6,821	1,084,744

Specialty retail—2.65%
TJX Cos., Inc./The	7,211	807,776

UBS U.S. Sustainable Equity Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(concluded)
Technology hardware, storage & peripherals—3.02%
Western Digital Corp.	15,718	920,132
Total common stocks (cost—$29,045,228)		29,942,486

Short-term investment—1.60%
Investment companies—1.60%
State Street Institutional U.S. Government Money Market Fund (cost—$485,815)	485,815	485,815
Total investments (cost—$29,531,043)—99.90%		30,428,301
Other assets in excess of liabilities—0.10%		31,882
Net assets—100.00%		$30,460,183

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	29,942,486	—	—	29,942,486
Short-term investment	—	485,815	—	485,815
Total	29,942,486	485,815	—	30,428,301

At September 30, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*                                         Non-income producing security.

UBS Municipal Bond Fund

Portfolio statistics – September 30, 2018 (unaudited)1

Summary of municipal securities by state

Long-term municipal bonds	Percentage of net assets
Alaska	0.08%
California	1.57
Colorado	1.99
Connecticut	6.04
District of Columbia	0.98
Florida	10.52
Georgia	1.39
Illinois	14.68
Maryland	4.47
Massachusetts	3.98
Michigan	0.96
Minnesota	0.17
Mississippi	0.47
Nebraska	1.22
Nevada	1.81
New Jersey	5.99
New York	8.09
Ohio	0.97
Pennsylvania	17.74
Rhode Island	0.91
South Carolina	2.07
Texas	14.05
Wisconsin	1.09
Total long-term municipal bonds	101.24%
Liabilities in excess of other assets	(1.24)
Net assets	100.00%

1 The Fund’s portfolio is actively managed and its composition will vary over time.

UBS Municipal Bond Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Face
	amount ($)	Value ($)
Long-term municipal bonds—101.24%
Alaska—0.08%
City of Valdez, Marine Terminal Revenue Bonds,
Series A,
1.600%, due 12/01/33[1]	100,000	100,000

California—1.57%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Asset-Backed Revenue Bonds,
Series A,
5.000%, due 06/01/32	1,000,000	1,122,520
5.000%, due 06/01/33	650,000	727,551
		1,850,071
Colorado—1.99%
City and County of Denver, Airport System Revenue Bonds,
Series A,
5.000%, due 11/15/23	1,545,000	1,738,187
City and County of Denver, Certificates of Participation Refunding, COP,
Series A2,
1.670%, due 12/01/29[1]	200,000	200,000
City and County of Denver, COP,
Series A3,
1.670%, due 12/01/31[1]	400,000	400,000
		2,338,187
Connecticut—6.04%
State of Connecticut, GO Bonds,
Series A,
5.000%, due 04/15/25	1,250,000	1,391,088
Series B,
5.000%, due 04/15/25	2,000,000	2,225,740
Series C,
5.000%, due 06/15/23	1,000,000	1,103,844
Series F,
5.000%, due 09/15/25	2,140,000	2,389,695
		7,110,367
District of Columbia—0.98%
District of Columbia, GO Bonds,
Series E,
5.000%, due 06/01/25	1,000,000	1,157,200

Florida—10.52%
Central Florida Expressway Authority Revenue Bonds,
Series B,
5.000%, due 07/01/34	1,000,000	1,127,720

UBS Municipal Bond Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Face
	amount ($)	Value ($)
Long-term municipal bonds—(continued)
Florida—(concluded)
5.000%, due 10/01/26	1,000,000	1,166,000
School Board of Volusia County, Certificates Refunding, Master Lease Program, COP,
Series B,
5.000%, due 08/01/31	1,000,000	1,112,430
School District of St. Lucie County, Sales Tax Revenue Bonds,
AGM,
5.000%, due 10/01/26	1,020,000	1,161,005
South Florida Water Management District, COP,
5.000%, due 10/01/34	1,000,000	1,118,430
The School Board of Broward County, COP,
Series B,
5.000%, due 07/01/30	2,000,000	2,246,500
The School Board of Miami-Dade County, COP,
Series A,
5.000%, due 05/01/31	1,000,000	1,107,900
Series D,
5.000%, due 02/01/23	1,000,000	1,105,440
5.000%, due 11/01/31	1,000,000	1,112,740
The School Board of Palm Beach County, COP,
Series B,
5.000%, due 08/01/31	1,000,000	1,123,310
		12,381,475
Georgia—1.39%
State of Georgia, GO Bonds,
Series F,
5.000%, due 07/01/26	1,385,000	1,632,790

Illinois—14.68%
City of Chicago O’Hare International Airport, Senior Lien Revenue Bonds,
Series B,
5.000%, due 01/01/30	1,000,000	1,098,770
5.000%, due 01/01/31	1,050,000	1,151,220
Series C,
5.000%, due 01/01/23	2,900,000	3,206,327
County of Cook, GO Bonds,
Series A,
5.000%, due 11/15/20	1,830,000	1,940,184
5.000%, due 11/15/26	1,500,000	1,713,555
Illinois Finance Authority, Clean Water Initiative Revolving Fund Revenue Bonds,
5.000%, due 01/01/24	1,920,000	2,162,650

UBS Municipal Bond Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Face
	amount ($)	Value ($)
Long-term municipal bonds—(continued)
Illinois—(concluded)
Illinois State Toll Highway Authority Revenue Bonds,
Series B,
5.000%, due 01/01/27	1,000,000	1,155,240
Railsplitter Tobacco Settlement Authority Revenue Bonds,
5.000%, due 06/01/25	1,235,000	1,390,289
State of Illinois, GO Bonds,
Series B,
5.000%, due 10/01/21	1,000,000	1,042,620
State of Illinois, Sales Tax Revenue Bonds,
5.000%, due 06/15/20	1,190,000	1,237,219
5.000%, due 06/15/22	1,105,000	1,186,671
		17,284,745
Maryland—4.47%
Montgomery Country Consolidated Public (Improvement Bond), GO Bonds,
Series E,
1.590%, due 11/01/37[1]	2,800,000	2,800,000
State of Maryland, GO Bonds,
5.000%, due 06/01/26	2,180,000	2,467,324
		5,267,324
Massachusetts—3.98%
Massachusetts Development Finance Agency, Partners Healthcare System Revenue Bonds,
Series S-1,
5.000%, due 07/01/23	1,500,000	1,678,950
The Commonwealth of Massachusetts, Consolidated Loan of 2016, GO Bonds,
Series A,
5.000%, due 03/01/34	1,125,000	1,250,302

UBS Municipal Bond Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Face
	amount ($)	Value ($)
Long-term municipal bonds—(continued)
Massachusetts—(concluded)
The Commonwealth of Massachusetts, Consolidated Loan, GO Bonds,
Series D,
5.000%, due 07/01/26	1,500,000	1,759,110
		4,688,362
Michigan—0.96%
Michigan Finance Authority, Trinity Health Credit Group, Hospital Revenue Bonds,
Series A,
5.000%, due 12/01/35	1,000,000	1,128,390

Minnesota—0.17%
Rochester Minnesota Health Care Facilities Revenue Bonds,
Series B,
1.490%, due 11/15/38[1]	200,000	200,000

Mississippi—0.47%
Mississippi Business Finance Corp., Gulf Opportunity Zone, Industrial Development, Chevron USA, Inc., Project Revenue Bonds,
Series E,
1.720%, due 12/01/30[1]	550,000	550,000

Nebraska—1.22%
Douglas County Hospital Authority No. 2 Revenue Bonds,
5.000%, due 05/15/25	1,250,000	1,431,325

Nevada—1.81%
Clark County, Las Vegas-McCarran International Airport Revenue Bonds,
Series C,
5.000%, due 07/01/27	1,815,000	2,133,587

New Jersey—5.99%
New Jersey Transportation Trust Fund Authority Revenue Bonds,
Series AA,
5.000%, due 06/15/27	1,500,000	1,604,100
New Jersey Turnpike Authority Revenue Bonds,
Series A,
5.000%, due 01/01/27	1,000,000	1,127,320
Series E,
5.000%, due 01/01/34	860,000	953,147
State of New Jersey, GO Bonds,
5.000%, due 06/01/20	1,000,000	1,044,470
Series Q,
5.000%, due 08/15/19	1,500,000	1,536,060

UBS Municipal Bond Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Face
	amount ($)	Value ($)
Long-term municipal bonds—(continued)
New Jersey—(concluded)
Series T,
5.000%, due 06/01/20	750,000	783,352
		7,048,449
New York—8.09%
City of New York, GO Bonds,
Subseries F-1,
5.000%, due 04/01/34	1,100,000	1,264,945
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Fiscal 2017 Revenue Bonds,
Series EE,
5.000%, due 06/15/33	1,000,000	1,146,370
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds,
Subseries A1,
5.000%, due 08/01/33	1,230,000	1,426,677
Subseries C-2,
5.000%, due 05/01/35	3,000,000	3,442,470
New York City Transitional Finance Authority Revenue Bonds,
Subseries B-1,
5.000%, due 08/01/33	1,000,000	1,113,570
Subseries E-1,
5.000%, due 02/01/32	1,000,000	1,129,990
		9,524,022
Ohio—0.97%
State of Ohio, Cleveland Clinic Health System Revenue Bonds,
Series A,
5.000%, due 01/01/32	1,000,000	1,148,230

Pennsylvania—17.74%
City of Philadelphia, GO Bonds,
5.000%, due 08/01/20	1,590,000	1,667,051
Series A,
5.000%, due 08/01/22	1,000,000	1,091,900
Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds,
5.000%, due 06/01/24	1,625,000	1,807,390
Commonwealth of Pennsylvania, GO Bonds,
5.000%, due 07/01/19	1,075,000	1,098,768
5.000%, due 08/15/21	1,700,000	1,828,673
5.000%, due 01/01/24	2,000,000	2,232,900
5.000%, due 09/15/25	1,500,000	1,706,145
Pennsylvania Turnpike Commission Revenue Bonds,
5.000%, due 12/01/25[2]	2,170,000	2,395,224
5.000%, due 12/01/28	1,000,000	1,132,600
5.000%, due 12/01/30	1,750,000	1,961,488

UBS Municipal Bond Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Face
	amount ($)	Value ($)
Long-term municipal bonds—(continued)
Pennsylvania—(concluded)
Series A-1,
5.000%, due 12/01/24	1,500,000	1,701,015
Series A-2,
5.000%, due 12/01/28	1,000,000	1,152,240
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds,
Series A,
5.000%, due 12/01/22	1,000,000	1,102,830
		20,878,224
Rhode Island—0.91%
Tobacco Settlement Financing Corp., Asset-Backed Revenue Bonds,
Series A,
5.000%, due 06/01/21	1,000,000	1,068,280

South Carolina—2.07%
South Carolina Public Service Authority Revenue Bonds,
Series A,
5.000%, due 12/01/26	1,010,000	1,120,848
Series B,
5.000%, due 12/01/20	1,245,000	1,311,744
		2,432,592
Texas—14.05%
Austin Community College District Public Facility Corp., Round Rock Campus Revenue Bonds,
5.000%, due 08/01/24	1,000,000	1,125,570
Garland Independent School District, GO Bonds, PSF-GTD,
5.000%, due 02/15/25	1,200,000	1,377,120
Houston Independent School District, GO Bonds, PSF-GTD,
5.000%, due 02/15/26	2,000,000	2,324,340
North Texas Tollway Authority Revenue Bonds,
Series A,
5.000%, due 01/01/27	3,030,000	3,371,845
Plano Independent School District, GO Bonds, PSF-GTD,
5.000%, due 02/15/25	2,000,000	2,293,940
State of Texas Transportation Commission Highway Fund First Tier Revenue Bonds,
Series A,
5.000%, due 10/01/25	1,000,000	1,156,790
Texas A&M University, Financing System Revenue Bonds,
Series C,
5.000%, due 05/15/26	2,275,000	2,665,572
Series E,
5.000%, due 05/15/25	1,750,000	2,023,420

UBS Municipal Bond Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Face
	amount ($)	Value ($)
Long-term municipal bonds—(concluded)
Texas—(concluded)
University of Texas Permanent University, Funding System Revenue Bonds,
Series A,
1.480%, due 07/01/38[1]	200,000	200,000
		16,538,597
Wisconsin—1.09%
State of Wisconsin Prerefunded, GO Bonds,
Series A,
5.000%, due 05/01/24[3]	1,165,000	1,279,240
Total long-term municipal bonds (cost—$121,052,136)—101.24%		119,171,457
Liabilities in excess of other assets—(1.24)%		(1,461,331)
Net assets—100.00%		$117,710,126

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

	Unadjusted quoted prices in active markets for identical investments	Other significant observable inputs	Unobservable inputs
Description	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)
Long-term municipal bonds	—	119,171,457	—	119,171,457

At September 30, 2018 there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1                 Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

2                 This security is considered illiquid and restricted. At period end, the value of these securities was $2,395,224, representing 2.03% of the Fund’s net assets. The table below provides further information:

Illiquid & restricted security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net asset	Value at 9/30/18	Value as a percentage of net assets
Pennsylvania Turnpike Commission Revenue Bonds, 5.000%, due 12/01/25	04/03/17	$2,396,505	2.04%	$2,395,224	2.03%

3                 Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date or the date of the prerefunded call.

UBS Total Return Bond Fund

Industry diversification – September 30, 2018 (unaudited)1

Corporate bonds	Percentage of net assets
Agriculture	0.26%
Auto manufacturers	0.34
Banks	7.13
Beverages	0.41
Biotechnology	0.70
Chemicals	1.51
Commercial services	0.88
Computers	0.54
Diversified financial services	1.70
Electric	1.45
Food	0.27
Healthcare-products	0.72
Healthcare-services	0.76
Insurance	1.19
Internet	0.36
Media	1.68
Mining	0.27
Miscellaneous manufacturers	1.51
Oil & gas	3.49
Pharmaceuticals	1.86
Pipelines	1.72
Real estate investment trusts	0.86
Retail	0.22
Semiconductors	0.60
Software	0.77
Telecommunications	1.78
Transportation	0.38
Total corporate bonds	33.36%
Asset-backed securities	11.69
Commercial mortgage-backed securities	16.55
Mortgage-backed securities	28.82
Municipal bonds and notes	0.88
Non-US government obligations	5.83
Supranational	0.44
U.S. treasury obligations	2.14
Preferred stock	0.25
Short-term investment	1.69
Total investments	101.65%
Liabilities in excess of other assets	(1.65)
Net assets	100.00%

1 The Fund’s portfolio is actively managed and its composition will vary over time.

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—33.36%
Canada—0.89%
Cenovus Energy, Inc.
5.400%, due 06/15/47	80,000	80,482
NOVA Chemicals Corp.
5.250%, due 08/01/23[2]	210,000	209,213
Rogers Communications, Inc.
5.000%, due 03/15/44	60,000	62,696
Total Canada corporate bonds		352,391

Cayman Islands—0.46%
Seagate HDD Cayman
5.750%, due 12/01/34	80,000	72,354
XLIT Ltd.
6.375%, due 11/15/24	100,000	111,628
Total Cayman Islands corporate bonds		183,982

Colombia—0.18%
Ecopetrol SA
5.375%, due 06/26/26	70,000	72,275

Curacao—0.14%
Teva Pharmaceutical Finance IV BV
3.650%, due 11/10/21	57,000	55,206

France—0.48%
Societe Generale SA
4.000%, due 01/12/27[2]	200,000	189,969

Ireland—0.24%
Shire Acquisitions Investments Ireland DAC
2.400%, due 09/23/21	100,000	96,615

Luxembourg—0.99%
Allergan Funding SCS
3.800%, due 03/15/25	200,000	195,771
INEOS Group Holdings SA
5.625%, due 08/01/24[2]	200,000	196,940
Total Luxembourg corporate bonds		392,711

Mexico—0.84%
Petroleos Mexicanos
3.500%, due 01/30/23	350,000	332,124

Netherlands—1.15%
Deutsche Telekom International Finance BV
8.750%, due 06/15/30[3]	60,000	80,527

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Netherlands—(concluded)
LYB International Finance BV
4.875%, due 03/15/44	50,000	48,675
Mylan NV
3.950%, due 06/15/26	80,000	75,678
Petrobras Global Finance BV
7.375%, due 01/17/27	250,000	253,075
Total Netherlands corporate bonds		457,955

United Kingdom—2.23%
Barclays PLC
4.836%, due 05/09/28	200,000	187,985
HSBC Holdings PLC
3.400%, due 03/08/21	260,000	259,360
Lloyds Banking Group PLC
4.582%, due 12/10/25	200,000	196,281
Royal Bank of Scotland Group PLC
3.875%, due 09/12/23	250,000	242,901
Total United Kingdom corporate bonds		886,527

United States—25.76%
21st Century Fox America, Inc.
7.750%, due 12/01/45	50,000	76,456
Abbott Laboratories
3.750%, due 11/30/26	80,000	79,748
AbbVie, Inc.
2.500%, due 05/14/20	200,000	197,733
ADT Security Corp./The
3.500%, due 07/15/22	240,000	227,100
AEP Texas, Inc.,
Series E,
6.650%, due 02/15/33	50,000	61,607
Alabama Power Co.
6.000%, due 03/01/39	100,000	120,372
Anadarko Petroleum Corp.
5.550%, due 03/15/26	20,000	21,250
Anheuser-Busch InBev Finance, Inc.
4.900%, due 02/01/46	165,000	165,353
Antero Resources Corp.
5.375%, due 11/01/21	150,000	151,920
AT&T, Inc.
4.300%, due 02/15/30[2]	266,000	255,632
Bank of America Corp.

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
United States—(continued)
4.200%, due 08/26/24	150,000	150,672
6.110%, due 01/29/37	125,000	143,585
Biogen, Inc.
4.050%, due 09/15/25	150,000	150,354
5.200%, due 09/15/45	50,000	52,980
Boston Properties LP, REIT
2.750%, due 10/01/26	210,000	190,110
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.125%, due 01/15/25	30,000	27,860
Burlington Northern Santa Fe LLC
5.150%, due 09/01/43	100,000	111,957
Capital One Financial Corp.
3.750%, due 07/28/26	10,000	9,327
CCO Holdings LLC
5.500%, due 05/01/26[2]	150,000	148,312
CF Industries, Inc.
3.450%, due 06/01/23	150,000	144,562
Charter Communications Operating LLC/Charter Communications Operating Capital
3.579%, due 07/23/20	150,000	150,090
Citigroup, Inc.
5.500%, due 09/13/25	300,000	319,455
Comcast Corp.
3.969%, due 11/01/47	88,000	77,998
CVS Health Corp.
4.300%, due 03/25/28	120,000	118,816
Dell International LLC
4.420%, due 06/15/21[2]	100,000	101,482
Devon Energy Corp.
5.000%, due 06/15/45	40,000	39,956
Eaton Corp.
2.750%, due 11/02/22	190,000	184,358
Energy Transfer Equity LP
5.500%, due 06/01/27	100,000	103,780
Enterprise Products Operating LLC
2.850%, due 04/15/21	105,000	103,675
Exelon Corp.
3.400%, due 04/15/26	150,000	143,462
Ford Motor Co.
7.450%, due 07/16/31	55,000	61,263

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
United States—(continued)
General Electric Co.,
Series D,
(fixed, converts to FRN on 01/21/21),
5.000%, due 01/21/21[4]	349,000	340,231
General Motors Co.
6.600%, due 04/01/36	70,000	74,562
Georgia Power Co.,
Series C,
2.000%, due 09/08/20	70,000	68,244
Gilead Sciences, Inc.
3.650%, due 03/01/26	75,000	73,666
Goldman Sachs Group, Inc./The
5.150%, due 05/22/45	30,000	30,570
5.750%, due 01/24/22	305,000	324,434
Home Depot, Inc./The
2.125%, due 09/15/26	100,000	89,577
Illinois Tool Works, Inc.
2.650%, due 11/15/26	80,000	73,987
International Lease Finance Corp.
5.875%, due 08/15/22	120,000	126,914
Jefferies Finance LLC
7.500%, due 04/15/21[2]	200,000	204,500
JPMorgan Chase & Co.,
Series I,
3 mo. USD LIBOR + 3.470%,
5.809%, due 10/30/18[4,5]	200,000	200,850
Kinder Morgan, Inc.
5.550%, due 06/01/45	40,000	42,221
6.500%, due 09/15/20	100,000	105,686
Kroger Co./The
6.900%, due 04/15/38	25,000	29,727
Liberty Mutual Group, Inc.
4.250%, due 06/15/23[2]	200,000	202,180
Life Technologies Corp.
6.000%, due 03/01/20	135,000	139,852
Marathon Oil Corp.
4.400%, due 07/15/27	125,000	124,929
Marathon Petroleum Corp.
4.750%, due 09/15/44	120,000	115,832
MetLife, Inc.
6.400%, due 12/15/36	35,000	37,100
Microsoft Corp.
2.375%, due 02/12/22	250,000	243,998

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
United States—(continued)
4.450%, due 11/03/45	60,000	64,149
Morgan Stanley
4.350%, due 09/08/26	140,000	138,815
4.875%, due 11/01/22	350,000	362,550
MPLX LP
4.875%, due 06/01/25	70,000	72,296
Nabors Industries, Inc.
4.625%, due 09/15/21	150,000	147,722
NCR Corp.
5.000%, due 07/15/22	40,000	39,675
Netflix, Inc.
5.500%, due 02/15/22	140,000	144,305
Noble Energy, Inc.
5.050%, due 11/15/44	50,000	48,364
Oncor Electric Delivery Co. LLC
3.750%, due 04/01/45	50,000	47,201
Pacific Gas & Electric Co.
2.950%, due 03/01/26	150,000	136,415
Prudential Financial, Inc.,
Series MTN,
6.625%, due 06/21/40	50,000	62,509
Quicken Loans, Inc.
5.750%, due 05/01/25[2]	260,000	259,675
Realogy Group LLC
5.250%, due 12/01/21[2]	150,000	150,750
Reynolds American, Inc.
7.250%, due 06/15/37	85,000	104,811
RR Donnelley & Sons Co.
7.875%, due 03/15/21	115,000	122,044
Sabine Pass Liquefaction LLC
5.000%, due 03/15/27	200,000	205,332
Smithfield Foods, Inc.
3.350%, due 02/01/22[2]	80,000	77,323
Southern Copper Corp.
6.750%, due 04/16/40	90,000	106,128
Sprint Corp.
7.875%, due 09/15/23	150,000	161,604
Sunoco Logistics Partners Operations LP
5.400%, due 10/01/47	50,000	49,384
Synchrony Financial
4.500%, due 07/23/25	90,000	86,792

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(concluded)
United States—(concluded)
Teachers Insurance & Annuity Association of America
4.270%, due 05/15/47[2]	60,000	58,115
Tenet Healthcare Corp.
4.625%, due 07/15/24	200,000	194,400
Texas Instruments, Inc.
1.850%, due 05/15/22	220,000	209,181
Thermo Fisher Scientific, Inc.
5.300%, due 02/01/44	60,000	65,732
Time Warner Cable LLC
8.750%, due 02/14/19	210,000	214,341
Union Pacific Corp.
4.050%, due 11/15/45	40,000	37,909
UnitedHealth Group, Inc.
4.625%, due 07/15/35	100,000	106,418
Verizon Communications, Inc.
5.250%, due 03/16/37	140,000	149,086
Wells Fargo & Co.
5.375%, due 11/02/43	70,000	75,087
Total United States corporate bonds		10,238,398
Total corporate bonds (cost—$13,553,598)		13,258,153

Asset-backed securities—11.69%
United States—11.69%
AmeriCredit Automobile Receivables Trust,
Series 2018-1, Class D,
3.820%, due 03/18/24	100,000	99,815
Capital Auto Receivables Asset Trust,
Series 2015-4, Class D,
3.620%, due 05/20/21	125,000	125,401
CPS Auto Trust,
Series 2018-C, Class D,
4.400%, due 06/17/24[2]	150,000	150,019
Dell Equipment Finance Trust,
Series 2016-1, Class D,
3.240%, due 07/22/22[2]	268,000	268,249
Series 2018-1, Class D,
3.850%, due 06/24/24[2]	120,000	119,829
Drive Auto Receivables Trust,
Series 2017-1, Class D,
3.840%, due 03/15/23	75,000	75,294
Series 2017-2, Class B,
2.250%, due 06/15/21	168,153	168,046

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Face amount[1]	Value ($)
Asset-backed securities—(concluded)
United States—(continued)
Series 2017-2, Class C,
2.750%, due 09/15/23	100,000	99,749
Series 2017-3, Class B,
2.300%, due 05/17/21	150,000	149,771
Series 2018-1, Class A2,
2.230%, due 04/15/20	104,883	104,837
Series 2018-1, Class D,
3.810%, due 05/15/24	225,000	224,062
Series 2018-2, Class D,
4.140%, due 08/15/24	200,000	200,766
Series 2018-3, Class D,
4.300%, due 09/16/24	300,000	302,241
Series 2018-4, Class D,
4.090%, due 01/15/26	150,000	150,453
Exeter Automobile Receivables Trust,
Series 2018-1, Class AD,
3.530%, due 11/15/23[2]	100,000	99,094
OneMain Direct Auto Receivables Trust,
Series 2018-1A, Class C,
3.850%, due 10/14/25[2]	300,000	300,817
PSNH Funding LLC,
Series 2018-1, Class A3,
3.814%, due 02/01/35	175,000	175,010
Santander Drive Auto Receivables Trust,
Series 2017-2, Class A3,
1.870%, due 12/15/20	276,185	275,915
Series 2017-2, Class D,
3.490%, due 07/17/23	100,000	99,700
Series 2017-3, Class D,
3.200%, due 11/15/23	225,000	222,742
Series 2018-4, Class D,
3.980%, due 12/15/25	225,000	224,246
Sofi Consumer Loan Program Trust,
Series 2017-6, Class B,
3.520%, due 11/25/26[2]	225,000	221,317
Series 2018-1, Class B,
3.650%, due 02/25/27[2]	100,000	98,627
Series 2018-2, Class A2,
3.350%, due 04/26/27[2]	175,000	174,686
Series 2018-2, Class B,
3.790%, due 04/26/27[2]	125,000	124,015
Series 2018-3, Class B,
4.020%, due 08/25/27[2]	125,000	124,872

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Face amount[1]	Value ($)
Asset-backed securities—(concluded)
United States—(concluded)
World Financial Network Credit Card Master Trust,
Series 2016-A, Class A,
2.030%, due 04/15/25	275,000	265,118
Total asset-backed securities (cost—$4,659,157)		4,644,691

Commercial mortgage-backed securities—16.55%
United States—16.55%
Ashford Hospitality Trust,
Series 2018-ASHF, Class D,
1 mo. USD LIBOR + 2.100%,
4.258%, due 04/15/35[2,5]	100,000	100,359
BANK 2017,
Series 2017-BNK7, Class C,
4.192%, due 09/15/60[6]	100,000	96,362
BANK 2018,
Series 2018-BN14, Class E,
3.000%, due 09/15/60[2,6]	250,000	195,463
BBCMS Trust,
Series 2015-SRCH, Class B,
4.498%, due 08/10/35[2]	135,000	137,809
BENCHMARK Mortgage Trust,
Series 2018-B1, Class D,
2.750%, due 01/15/51[2]	350,000	281,056
Series 2018-B4, Class D,
2.967%, due 07/15/51[2,6]	100,000	83,374
Caesars Palace Las Vegas Trust,
Series 2017-VICI, Class E,
4.499%, due 10/15/34[2,6]	100,000	98,176
CHT Mortgage Trust,
Series 2017-CSMO, Class E,
1 mo. USD LIBOR + 3.000%,
5.158%, due 11/15/36[2,5]	475,000	479,233
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class A4,
3.778%, due 09/10/58	143,000	144,371
Series 2017-P8, Class D,
3.000%, due 09/15/50[2]	150,000	119,288
COMM Mortgage Trust,
Series 2015-CCRE24, Class D,
3.463%, due 08/10/48[6]	150,000	125,950

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Face amount[1]	Value ($)
Commercial mortgage-backed securities—(continued)
United States—(continued)
Series 2015-CR24, Class A5,
3.696%, due 08/10/48	400,000	401,246
Series 2015-PC1, Class A4,
3.620%, due 07/10/50	90,000	89,634
CSAIL Commercial Mortgage Trust,
Series 2015-C4, Class A4,
3.808%, due 11/15/48	85,000	85,338
Series 2017-C8, Class D,
4.470%, due 06/15/50[2]	141,000	125,803
FREMF Mortgage Trust,
Series 2017-K64, Class B,
4.117%, due 05/25/50[2,6]	50,000	48,601
Series 2017-K724, Class B,
3.601%, due 11/25/23[2,6]	265,000	255,085
GS Mortgage Securities Corp. II,
Series 2017-SLP, Class E,
4.744%, due 10/10/32[2,6]	225,000	218,494
GS Mortgage Securities Trust,
Series 2014-GSFL, Class D,
1 mo. USD LIBOR + 3.900%,
5.485%, due 07/15/31[2,5]	116,524	117,205
Hilton USA Trust,
Series 2016-SPF, Class E,
5.519%, due 11/05/35[2]	125,000	126,940
Invitation Homes Trust,
Series 2018-SFR1, Class C,
1 mo. USD LIBOR + 1.250%,
3.310%, due 03/17/37[2,5]	100,000	100,000
Series 2018-SFR2, Class D,
1 mo. USD LIBOR + 1.450%,
3.513%, due 06/17/37[2,5]	275,000	273,711
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-C6, Class D,
5.312%, due 05/15/45[6]	150,000	146,718
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class AS,
3.800%, due 01/15/48	200,000	198,924
Series 2015-C29, Class D,
3.817%, due 05/15/48[6]	100,000	83,087
Series 2015-C30, Class A5,
3.822%, due 07/15/48	420,000	424,487
Series 2016-C2, Class D,
3.555%, due 06/15/49[2,6]	175,000	146,819

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Face amount[1]	Value ($)
Commercial mortgage-backed securities—(concluded)
United States—(concluded)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-ASH8, Class D,
1 mo. USD LIBOR + 2.050%,
4.208%, due 02/15/35[2,5]	100,000	100,500
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class A4,
3.732%, due 05/15/48	100,000	100,179
Series 2016-C32, Class AS,
3.994%, due 12/15/49[6]	273,000	271,767
Series 2017-C34, Class C,
4.326%, due 11/15/52[6]	100,000	97,667
Morgan Stanley Capital I, Inc.,
Series 2017-HR2, Class C,
4.369%, due 12/15/50[6]	175,000	170,228
Series 2017-HR2, Class D,
2.730%, due 12/15/50	100,000	81,245
Rosslyn Portfolio Trust,
Series 2017-ROSS, Class E,
1 mo. USD LIBOR + 3.000%,
5.158%, due 06/15/33[2,5]	275,000	279,492
Starwood Retail Property Trust,
Series 2014-STAR, Class C,
1 mo. USD LIBOR + 2.500%,
4.658%, due 11/15/27[2,5]	125,000	123,908
VNDO Mortgage Trust,
Series 2013-PENN, Class D,
4.079%, due 12/13/29[2,6]	500,000	498,828
Wells Fargo Commercial Mortgage Trust,
Series 2018-C44, Class C,
4.998%, due 05/15/51[6]	150,000	148,975
Total commercial mortgage-backed securities (cost—$6,633,171)		6,576,322

Mortgage-backed securities—28.82%
United States—28.82%
FHLMC
4.000%, due 08/01/47	178,514	180,540
4.000%, due 12/01/47	1,357,087	1,373,042
3.500%, TBA	1,425,000	1,402,122
FNMA
3.000%, due 11/01/46	779,121	746,368
3.500%, due 01/01/47	356,526	351,796
3.500%, due 11/01/47	399,512	393,388
3.500%, due 12/01/47	930,879	916,611
3.500%, due 02/01/48	1,064,892	1,048,572
3.500%, due 03/01/48	911,186	897,211

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Face amount[1]		Value ($)
Mortgage-backed securities—(concluded)
United States—(concluded)
4.000%, due 09/01/40	154,460		157,127
4.000%, due 06/01/47	396,993		401,123
4.000%, due 05/01/48	24,311		24,561
4.000%, due 07/01/48	738,647		746,229
5.500%, due 03/01/33	36,719		39,945
5.500%, due 09/01/34	142,218		153,850
5.500%, due 11/01/34	31,268		33,908
6.000%, due 11/01/28	42,786		46,897
GNMA
3.000%, due 09/20/47	469,571		455,193
6.500%, due 05/15/29	10,666		11,774
GNMA II
3.000%, due 08/20/46	733,126		711,494
3.000%, due 01/20/47	765,381		742,285
3.000%, due 07/20/47	636,057		616,662
Total Mortgage-backed securities (cost—$11,646,291)			11,450,698

Municipal bonds and notes—0.88%
California—0.88%
State of California, GO Bonds
7.300%, due 10/01/39 (cost—$369,096)	250,000		349,053

Non-US government obligations—5.83%
Colombia—0.70%
Republic of Colombia
8.125%, due 05/21/24	230,000		276,690

Indonesia—0.29%
Republic of Indonesia
6.625%, due 02/17/37[2]	100,000		117,339

Mexico—0.43%
United Mexican States
4.000%, due 10/02/23	100,000		100,665
4.150%, due 03/28/27	60,000		58,920
6.750%, due 09/27/34	10,000		11,950
			171,535
New Zealand—3.84%
New Zealand Government Bond
2.500%, due 09/20/35[7]	NZD	555,000	431,558

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Face amount[1]		Value ($)
Non-US government obligations—(concluded)
New Zealand—(concluded)
4.500%, due 04/15/27[7]	NZD	1,425,000	1,092,878
			1,524,436
Turkey—0.23%
Republic of Turkey
6.875%, due 03/17/36	100,000		90,960

Uruguay—0.34%
Oriental Republic of Uruguay
7.625%, due 03/21/36	100,000		134,903
Total non-US government obligations (cost—$2,398,762)			2,315,863

Supranational—0.44%
European Bank for Reconstruction & Development
6.450%, due 12/13/22 (cost—$206,760)	IDR	2,800,000,000	175,029

U.S. treasury obligations—2.14%
US Treasury Bonds
3.125%, due 05/15/48	310,000		305,726
US Treasury Inflation Index Notes (TIPS)
0.500%, due 01/15/28	250,304		240,292
US Treasury Notes
2.875%, due 07/31/25	120,000		118,997
2.875%, due 08/15/28	190,000		187,120
Total U.S. treasury obligations (cost—$863,750)			852,135

Number of Shares
Preferred stock—0.25%
United States—0.25%
JPMorgan Chase & Co.
5.450%, due 12/01/18[4] (cost—$102,000)	4,000	99,760

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2018 (unaudited)

	Number of Shares	Value ($)
Short-term investment—1.69%
Investment company—1.69%
State Street Institutional U.S. Government Money Market Fund (cost—$672,762)	672,762	672,762
Total investments (cost—$41,105,347)—101.65%		40,394,466
Liabilities in excess of other assets—(1.65)%		(656,295)
Net assets—100.00%		$39,738,171

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
US Treasury futures buy contracts:
1	USD	US Long Bond Futures	December 2018	144,867	140,500	(4,367)
14	USD	US Treasury Note 2 Year Futures	December 2018	2,960,964	2,950,281	(10,683)
9	USD	US Treasury Note 5 Year Futures	December 2018	1,013,779	1,012,289	(1,490)
15	USD	US Ultra Long Treasury Bond Futures	December 2018	2,399,050	2,314,219	(84,831)
12	USD	US Ultra Treasury Note 10 Year Futures	December 2018	1,528,111	1,512,000	(16,111)
Interest rate futures buy contracts:
9	EUR	Italian Government Bond Futures	December 2018	1,298,003	1,294,060	(3,943)
				9,344,774	9,223,349	(121,425)
US Treasury futures sell contracts:
26	USD	US Treasury Note 10 Year Futures	December 2018	(3,121,645)	(3,088,312)	33,333
Interest rate futures sell contracts:
10	EUR	German Euro Bund Futures	December 2018	(1,857,100)	(1,843,632)	13,468
11	GBP	United Kingdom Long Gilt Bond Futures	December 2018	(1,754,756)	(1,733,966)	20,790
				(6,733,501)	(6,665,910)	67,591
						(53,834)

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2018 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BB	GBP	85,000	USD	112,036	10/29/18	1,114
CITI	NZD	2,330,000	USD	1,550,737	10/29/18	6,052
CITI	USD	832,026	SEK	7,320,000	10/29/18	(6,578)
GSI	EUR	1,645,000	USD	1,940,034	10/29/18	26,079
GSI	USD	816,858	NOK	6,620,000	10/29/18	(2,580)
						24,087

Total return swap agreements

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[8](%)	Payments received by the Portfolio[8](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
GSI	USD	1,000	12/20/18	Quarterly	2.325	3 Month USD LIBOR	—	(15,399)	(15,399)
JPMCB	EUR	1,000	12/20/18	Quarterly	3 Month EURIBOR	1.000	—	3,784	3,784
							—	(11,615)	(11,615)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Corporate bonds	—	13,258,153	—	13,258,153
Asset-backed securities	—	4,644,691	—	4,644,691
Commercial mortgage-backed securities	—	6,576,322	—	6,576,322
Mortgage-backed securities	—	11,450,698	—	11,450,698
Municipal bonds and notes	—	349,053	—	349,053
Non-US government obligations	—	2,315,863	—	2,315,863
Supranational	—	175,029	—	175,029
U.S. treasury obligations	—	852,135	—	852,135
Preferred stock	99,760	—	—	99,760
Short-term investment	—	672,762	—	672,762
Futures contracts	67,591	—	—	67,591
Forward foreign currency contracts	—	33,245	—	33,245

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2018 (unaudited)

Swap agreements	—	3,784	—	3,784
Total	167,351	40,331,735	—	40,499,086

Liabilities
Futures contracts	(121,425)	—	—	(121,425)
Forward foreign currency contracts	—	(9,158)	—	(9,158)
Swap agreements	—	(15,399)	—	(15,399)
Total	(121,425)	(24,557)	—	(145,982)

At September 30, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1                                         In US dollars unless otherwise indicated.

2                                         Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $7,763,099, represented 19.54% of the Fund’s net assets at period end.

3                                         Step bond—coupon rate ranges from 8.25% - 8.75% based on the current credit rating of the bond. The rate may decrease to 8.25% if the bond’s credit rating improves. The rate disclosed is the rate at period end.

4                                         Perpetual investment. Date shown reflects the next call date.

5                                         Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

6                                         Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

7                                         Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

8                                         Payments made or received are based on the notional amount.

Portfolio acronyms

ADR	American Depositary Receipt
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
COP	Certificate of Participation
CVA	Dutch Certification—Depository Certificate
DAC	Designated Activity Company
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
OAT	Obligation Assimilables du Trésor (French Government Bonds)
NATL-RE	Reinsured by National Public Finance Guarantee Corporation
PJSC	Private Joint Stock Company
PSF-GTD	Permanent School Fund Guaranteed
REIT	Real Estate Investment Trust
TBA

To Be Announced. TBA security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement, when the specific mortgage pools are assigned.

TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/ or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

Counterparty abbreviations

BB	Barclays Bank PLC
BOA	Bank of America NA
CITI	Citibank NA
CSI	Credit Suisse International
GSI	Goldman Sachs International
JPMCB	JPMorgan Chase Bank
MSCI	Morgan Stanley & Co. International PLC
SSC	State Street Bank and Trust Co.

Currency abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar

Valuation of investments

Each Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Funds do not price their shares, on most national holidays and Good Friday. To the extent that a Fund’s assets are traded in other markets on days when the NYSE is not open, the value of a Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the US Securities and Exchange Commission.

Each Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Funds normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments       listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Asset Management (Americas) Inc. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at a “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period. Transfers between Level 1 and Level 2, if any, are disclosed near the end of each Fund’s Portfolio of investments.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Funds’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price.

Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments. A fair value hierarchy table has been included near the end of each Fund’s Portfolio of investments.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ annual report to shareholders dated June 30, 2018.

Item 2.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)               Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The UBS Funds

By:	/s/ Igor Lasun
Igor Lasun
President

Date:	November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The UBS Funds

By:	/s/ Igor Lasun
Igor Lasun
President

Date:	November 28, 2018

By:	/s/ Joanne M. Kilkeary
Joanne M. Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date:	November 28, 2018